[LOGO]John Hancock(R)
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      MUTUAL FUNDS

                                                                   John Hancock
                                              International Allocation Portfolio
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                                            CLASS A, CLASS B AND CLASS C SHARES


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Prospectus
1.1.2007

As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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
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International Allocation Portfolio                                             4

YOUR ACCOUNT
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Choosing a share class                                                         7
How sales charges are calculated                                               8
Sales charge reductions and waivers                                            8
Opening an account                                                             9
Buying shares                                                                 10
Selling shares                                                                11
Transaction policies                                                          13
Dividends and account policies                                                14
Additional investor services                                                  15

RISKS OF INVESTING IN THE PORTFOLIO                                           16
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INFORMATION ABOUT THE UNDERLYING FUNDS
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Risks of investing in Underlying Funds                                        17
Description of the Funds                                                      21

PORTFOLIO DETAILS
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Business structure                                                            22

FINANCIAL HIGHLIGHTS                                                          23
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FOR MORE INFORMATION                                                  BACK COVER
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

Overview
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INTERNATIONAL ALLOCATION PORTFOLIO
This prospectus provides information about the International Allocation Portfolio (the "Portfolio"), which is a series of John Hancock Funds III ("JHF III"). The Portfolio is a "fund of funds" which currently invests in a number of other funds of JHF III, John Hancock Funds II ("JHF II") and John Hancock Capital Series ("JHF"), and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolio may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds").

This prospectus relates to the Class A, Class B and Class C shares of the Portfolio. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds such as the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser administers the business and affairs of JHF III and retains and compensates an investment subadviser, MFC Global Investment Management (U.S.A.), Limited ("MFC Global (U.S.A."), to manage the assets of the Portfolio. The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
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A concise Portfolio description begins on the next page. The description provides the following information:

[GRAPHIC] Goal and strategy
The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
The Portfolio's total return, measured year-by-year and over time.

[GRAPHIC] Principal risks
The major risk factors associated with the Portfolio.

[GRAPHIC] Your expenses
The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

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International Allocation Portfolio
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[GRAPHIC] Goal and strategy

GOAL: The Portfolio seeks long term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

STRATEGY: To pursue this goal, the Portfolio invests in a number of the other Funds of the John Hancock funds complex.

The Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

Under normal market conditions, the Portfolio allocates assets among Underlying Funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment grade. Examples of the equity securities in which the Underlying Funds may invest include common stocks, preferred stocks, convertible bonds, depository receipts and warrants of large-, medium- and small-cap foreign companies, including those located in emerging markets. Examples of the fixed-income securities in which the Underlying Funds may invest include short-, intermediate- and long-term investment grade and below investment grade bonds, notes and other debt instruments offered by foreign corporate and government issuers, including those located in emerging markets. The Underlying Funds may also invest derivatives instruments (such as options, futures and swaps). Please refer to "Hedging and other strategic transactions risks" in this prospectus and the Statement of Additional Information ("SAI").

The Portfolio may invest in various Funds of JHF II, JHF III and JHF that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

In investing in shares of the Funds, the Portfolio purchases only NAV shares (which are not subject to 12b-1 fees).

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[GRAPHIC] Past performance
This section normally shows how the Portfolio's total return has varied from year to year, along with broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.


4 INTERNATIONAL ALLOCATION PORTFOLIO

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[GRAPHIC] Principal risks
The value of an investment in the Portfolio changes with the value of the Portfolio's investments. Many factors can affect this value and an investor may lose money by investing in the Portfolio. The principal risks of an investment in the Portfolio are listed below. For a more complete discussion of these risks, see "Risks of Investing in the Portfolio" and "Risks of Investing in the Underlying Funds."

-  Commodity risk
-  Derivatives risk
-  Fund of funds risk
-  Investment company securities risk
-  Non-diversification risk
-  Short sales risk
-  Equity securities risk
-  Fixed-income securities risk
   -  Credit and counterparty risk
   -  Lower rated fixed income securities and high yield securities risk
-  Foreign securities risk
-  Hedging and other strategic transactions risk
-  Liquidity risk
-  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
CUSIP               JAIAX
SEC number          811-21777
Class B
CUSIP               JAIBX
SEC number          811-21777
Class C
CUSIP               JAICX
SEC number          811-21777


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[GRAPHIC] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by you indirectly.



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 Shareholder transaction expenses(1)                               Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Maximum front-end sales charge (load) on purchases as a %
 of purchase price                                                   5.00%            none            none
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 Maximum deferred sales charge (load) as a % of purchase or
 sale price, whichever is less                                       none(2)         5.00%           1.00%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 Annual operating expenses(3)                                      Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Management fee(4)                                                   0.13%           0.13%           0.13%
-----------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                               0.30%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------
 Other expenses                                                      0.29%           0.47%           0.35%
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 Total Portfolio operating expenses                                  0.72%           1.60%           1.48%
-----------------------------------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 12/31/07)(5)      0.09%           0.27%           0.15%
-----------------------------------------------------------------------------------------------------------
 Net Portfolio operating expenses                                    0.63%           1.33%           1.33%
-----------------------------------------------------------------------------------------------------------
 Estimated Underlying Fund expenses(6)                               1.07%           1.07%           1.07%
-----------------------------------------------------------------------------------------------------------
 Net Portfolio operating expenses and Underlying Funds
 operating expenses                                                  1.70%           2.40%           2.40%
-----------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

---------------------------------------------------
 Expenses                       Year 1      Year 3
---------------------------------------------------
 Class A                          $664      $1,027
---------------------------------------------------
 Class B with redemption          $743      $1,104
---------------------------------------------------
 Class B without redemption       $243        $804
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 Class C with redemption          $343        $779
---------------------------------------------------
 Class C without redemption       $243        $779
---------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.
2 Except for investments of $1 million or more; see "How sales charges calculated."
3  Based on estimated expenses for the current fiscal year.
4 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). For affiliated Fund investments, the Adviser has agreed to voluntarily waive a portion of its management fee when the net investment advisory fees reach a certain level. See "Portfolio Details -- Management Fees" for further information.
5 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses to the extent that total Portfolio operating expenses exceed 0.63%, 1.33% and 1.33% of the average annual net assets for Class A, B, and C, respectively. This agreement remains in effect until December 31, 2007 and may thereafter be terminated by the Adviser at any time.
6 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."


                                           INTERNATIONAL ALLOCATION PORTFOLIO  5

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Other permitted investments

The Portfolio may:

-  Purchase U.S. government securities and short-term paper.
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
-  Purchase domestic and foreign equity and fixed-income securities.
- Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
- Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
   Section 12 of the 1940 Act.
- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
- Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolio may use various investment strategies such as hedging and other related transactions. For example, the Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and other strategic transactions risks" in both the prospectus and the SAI.


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Management of the Portfolio
Subject to the limitations described above, the Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolio. Such adjustments may be made, for example, to increase or decrease the Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.


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Temporary defensive investing
The Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

-  meeting redemption requests,
-  making other anticipated cash payments or
- protecting the Portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent the Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.


6 INTERNATIONAL ALLOCATION PORTFOLIO

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Your account
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Choosing a share class
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

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Class A
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-  A front-end sales charge, as described under "How sales charges are calculated".
-  Distribution and service (12b-1) fees of 0.30%.

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Class B
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-  No front-end sales charge; all your money goes to work for you right away.
-  Distribution and service (12b-1) fees of 1.00%.
- A contingent deferred sales charge ("CDSC"), as described under "How sales charges are calculated".
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

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Class C
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-  No front-end sales charge; all your money goes to work for you right away.
-  Distribution and service (12b-1) fees of 1.00%.
-  A 1.00% CDSC on shares sold within one year of purchase.
- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999 and the maximum amount you may invest in Class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. ("Signature Services"), the transfer agent for the Portfolio, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers below).

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

12b-1 fees
Rule 12b-1 fees will be paid to the Portfolio's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Portfolio, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Portfolio shares.

Additional payments to financial intermediaries
Shares of the Portfolio are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolio in two principal ways:

-  directly, by the payment of sales commissions, if any; and
-  indirectly, as a result of the Portfolio paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Portfolio's shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolio and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolio's net assets, which, as well as benefiting the Portfolio, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the Portfolio in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolio, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Portfolio.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. An intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Portfolio, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with a firm relating to the provision of services to the Portfolio, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the Portfolio. If an intermediary provides these services, the Adviser or the Portfolio may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolio.


                                                                  YOUR ACCOUNT 7

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How sales charges are calculated

Class A Sales charges are as follows:

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Class A sales charges
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
                                              As a % of           As a % of your
Your investment                               offering price*     investment
 Up to $49,999                                5.00%               5.26%
--------------------------------------------------------------------------------
 $50,000 - $99,999                            4.50%               4.71%
--------------------------------------------------------------------------------
 $100,000 - $249,999                          3.50%               3.63%
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 $250,000 - $499,999                          2.50%               2.56%
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 $500,000 - $999,999                          2.00%               2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over                          See below
--------------------------------------------------------------------------------

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R1 shares of any Funds of the John Hancock funds complex. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase the Portfolio's Class A shares about any other Funds of John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Portfolio's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Portfolio's SAI. You may request an SAI from your broker or financial adviser, access the Portfolio's Web site at www.jhfunds.com or call John Hancock Signature Services, Inc. ("Signature Services") at 1-800-225-5291.

Investments of $1 million or more
Class A shares are available with no front-end sales charge. There is a CDSC on any Class A shares upon which a commission was paid that are sold within one year of purchase, as follows:

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Class A deferred sales charges on investments of $1 million or more
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
Your investment                                        CDSC on shares being sold
 First $1M - $4,999,999                                1.00%
--------------------------------------------------------------------------------
 Next $1 - $5M above that                              0.50%
--------------------------------------------------------------------------------
 Next $1 or more above that                            0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

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Class B deferred charges
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
Years after purchase                                   CDSC on shares being sold
 1st year                                              5.00%
--------------------------------------------------------------------------------
 2nd year                                              4.00%
--------------------------------------------------------------------------------
 3rd or 4th year                                       3.00%
--------------------------------------------------------------------------------
 5th year                                              2.00%
--------------------------------------------------------------------------------
 6th year                                              1.00%
--------------------------------------------------------------------------------
 After 6th year                                        None
--------------------------------------------------------------------------------

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Class C deferred charges
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
Years after purchase                                   CDSC on shares being sold
 1st year                                              1.00%
--------------------------------------------------------------------------------
 After 1st year                                        none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.


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Sales charge reductions and waivers

Reducing your Class A sales charges
There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
- Letter of Intention -- lets you purchase Class A shares of the Portfolio over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in the Portfolio's Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the Portfolio agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
- Combination Privilege -- lets you combine classes of shares of the all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


8 YOUR ACCOUNT

Group Investment Program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers
As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

-  to make payments through certain systematic withdrawal plans
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM program
- redemptions pursuant to the Portfolio's right to liquidate an account less than $1,000
- redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
-  to make certain distributions from a retirement plan
-  because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
- financial representatives utilizing Portfolio shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
- Portfolio trustees and other individuals who are affiliated with the Portfolio or other John Hancock funds (and their Immediate Family, as defined in the SAI)
- individuals transferring assets held in a SIMPLE IRA, SEP, or SAR-SEP invested in John Hancock funds directly to an IRA
- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
- Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted
- participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
- participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM program

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers
Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction policies" in this prospectus for additional details)
- dividend reinvestments (see "Dividends and account policies" in this prospectus for additional details)


--------------------------------------------------------------------------------
Opening an account

1 Read this prospectus carefully.
2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Portfolio are as follows:
  -  non-retirement account: $1,000
  -  retirement account: $500
  -  group investments: $250
  - Monthly Automatic Accumulation Plan ("MAAP") $25 to open; you must invest at least $25 a month
  - there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor
3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.
4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
5 Make your initial investment using the instructions under "Buying shares."
  You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity.


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Buying shares


         Opening an account                                                     Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Make out a check for the investment amount,                       -   Make out a check for the investment amount,
              payable to "John Hancock Signature Services,                          payable to "John Hancock Signature Services,
              Inc."                                                                 Inc."

          -   Deliver the check and your completed                              -   If your account statement has a detachable
              application to your financial representative,                         investment slip, please complete in its
              or mail them to Signature Services (address                           entirety. If no slip is available, include a
              below).                                                               note specifying the Portfolio's name(s), your
                                                                                    share class, your account number and the
                                                                                    name(s) in which the account is registered.

                                                                                -   Deliver the check and your investment slip or
                                                                                    note to your financial representative, or mail
                                                                                    them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Call your financial representative or                             -   Log on to www.jhfunds.com to process exchanges
              Signature Services to request an exchange.                            between funds.

                                                                                -   Call EASI-Line for automated service 24 hours
                                                                                    a day at 1-800-338-8080.

                                                                                -   Call your financial representative or
                                                                                    Signature Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Deliver your completed application to your                        -   Obtain wiring instructions by calling
              financial representative or mail it to                                Signature Services at 1-800-225-5291.
              Signature Services.
                                                                                -   Instruct your bank to wire the amount of your
          -   Obtain your account number by calling your                            investment. Specify the Portfolio name, your
              financial representative or Signature Services                        choice of share class, your account number and
              at 1-800-225-5291.                                                    the name(s) in which the account is
                                                                                    registered. Your bank may charge a fee to wire
          -   Obtain wiring instructions by calling                                 funds.
              Signature Services.

          - Instruct your bank to wire the amount of your investment. Specify the Portfolio's name, your choice of share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      -   Verify that your bank or credit union is a
                                                                                    member of the Automated Clearing House ("ACH")
                                                                                    system.

                                                                                -   Complete the "Bank Information" section on
                                                                                    your account application.

                                                                                -   Log on to www.jhfunds.com to initiate
                                                                                    purchases using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      -   Verify that your bank or credit union is a
                                                                                    member of the ACH system.

                                                                                -   Complete the "Bank Information" section on
                                                                                    your account application.

                                                                                -   Call EASI-Line for automated service 24 hours
                                                                                    a day at 1-800-338-8080.

                                                                                -   Call your financial representative or call
                                                                                    Signature Services between 8:00 A.M. and 7:00
                                                                                    P.M. Eastern Time on most business days.

                                                                                To open or add to an account using the MAAP, see
                                                                                "Additional investor services."

--------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------------------


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Accounts of any type.                                             -   Write a letter of instruction or complete a
                                                                                    stock power indicating the Portfolio's name,
          -   Sales of any amount.                                                  your share class, your account number, the
                                                                                    name(s) in which the account is registered and
                                                                                    the dollar value or number of shares you wish
                                                                                    to sell.

                                                                                -   Include all signatures and any additional
                                                                                    documents that may be required (see next
                                                                                    page).

                                                                                -   Mail the materials to Signature Services.

                                                                                -   A check will be mailed to the name(s) and
                                                                                    address in which the account is registered, or
                                                                                    otherwise according to your letter of
                                                                                    instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Most accounts.                                                    -   Log on to www.jhfunds.com to initiate
                                                                                    redemptions from the Portfolio.
          -   Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Most accounts.                                                    -   Call EASI-Line for automated service 24 hours
                                                                                    a day at 1-800-338-8080.
          -   Sales of up to $100,000.
                                                                                -   Call your financial representative or call
                                                                                    Signature Services between 8 A.M. and 7 P.M.
                                                                                    Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Requests by letter to sell any amount.                            -   To verify that the Internet or telephone
                                                                                    redemption privilege is in place on an
          -   Requests by Internet or phone to sell up to                           account, or to request the form to add it to
              $100,000.                                                             an existing account, call Signature Services.

                                                                                -   Amounts of $1,000 or more will be wired the
                                                                                    next business day. A $4 fee will be deducted
                                                                                    from your account.

                                                                                -   Amounts of less than $1,000 may be sent by EFT
                                                                                    or by check. Funds from EFT transactions are
                                                                                    generally available by the second business
                                                                                    day. Your bank may charge a fee for this
                                                                                    service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Accounts of any type.                                             -   Obtain a current prospectus for the Portfolio
                                                                                    into which you are exchanging by Internet or
          -   Sales of any amount.                                                  by calling your financial representative or
                                                                                    Signature Services.

                                                                                -   Log on to www.jhfunds.com to process exchanges
                                                                                    between your funds.

                                                                                -   Call EASI-Line for automated service 24 hours
                                                                                    a day at 1-800-338-8080.

                                                                                -   Call your financial representative or
                                                                                    Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."


                                                                 YOUR ACCOUNT 11

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-  your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                         Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial   - Letter of instruction.
accounts for minors).                                          -  On the letter, the signatures of all persons
                                                                  authorized to sign for  the account, exactly as
                                                                  the account is registered.
                                                               -  Medallion signature guarantee, if applicable (see above).
Owners of corporate, sole proprietorship, general partner      -  Letter of instruction.
or association accounts.                                       -  Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.
                                                               -  On the letter and the resolution, the signature of the
                                                                  person(s) authorized to sign for the account.
                                                               -  Medallion signature guarantee, if applicable (see above).
Owners or trustees of trust accounts.                          -  Letter of instruction.
                                                               -  On the letter, the signature(s) of the trustee(s).
                                                               -  Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.
                                                               -  Medallion signature guarantee, if applicable (see above).
Joint tenancy shareholders with rights of survivorship with    -  Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).                                       -  Copy of death certificate.
                                                               -  Medallion signature guarantee, if applicable (see above).
                                                               -  Inheritance tax waiver (if applicable).
Executors of shareholder estates.                              -  Letter of instruction signed by executor.
                                                               -  Copy of order appointing executor, certified within the past
                                                                  12 months.
                                                               -  Medallion signature guarantee, if applicable (see above).
                                                               -  Inheritance tax waiver (if applicable).
Administrators, conservators, guardians and other sellers      -  Call 1-800-225-5291 for instructions.
or account types not listed above.

--------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------------------


12 YOUR ACCOUNT

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for the Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for the Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectuses for the Underlying Funds explain the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests
The Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Portfolio has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Portfolio may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange shares of a class of one John Hancock fund of the same class of any other John Hancock fund, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into the Portfolio with a lower rate. The Portfolio may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
The Portfolio is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolio's NAVs at the conclusion of the delay period. The Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
The Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolio believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon


                                                                 YOUR ACCOUNT 13
the composition of the Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolio to detect and curtail excessive trading practices, a significant percentage of the Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage the Portfolio. For example, the ability of the Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Portfolio's beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk
To the extent that the Portfolio or its agents are unable to curtail excessive trading practices in the Portfolio, these practices may interfere with the efficient management of the Portfolio and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the Portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
JHF III is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF III may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The Portfolio does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
-  after any changes of name or address of the registered owner(s)
-  in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The Portfolio generally distributes most of all of its net earnings annually in the form of dividends. The Portfolio declares and pays income dividends annually. Capital gains, if any, are distributed annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.


14 YOUR ACCOUNT

Alternatively, you may choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from the Portfolio's short-term capital gains are taxable as ordinary income. Dividends from the Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)
If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Alternatively, the Portfolio may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to Portfolio performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.


--------------------------------------------------------------------------------
Additional investor services

Monthly Automatic Accumulation Program
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

-  Complete the appropriate parts of your account application.
- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

-  Make sure you have at least $5,000 worth of shares in your account.
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
- Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans
The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Disclosure of portfolio holdings
The Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the SAI and the Portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the Portfolio will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of the Portfolio will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire holdings as of the applicable calendar quarter end.


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Risks of Investing in the Portfolio
--------------------------------------------------------------------------------

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fund of funds risk
The Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio's objective will depend on the performance of the Underlying Funds, which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objectives.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolio is not "diversified" within the meaning of the 1940 Act. This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Portfolio's investment strategies or techniques may be more pronounced for the Portfolio's than for funds that are "diversified." Although the Portfolio is non-diversified, the risks associated with non-diversification are lower for the Portfolio because it allocates its assets among multiple Underlying Funds.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.


16 RISKS OF INVESTING IN THE PORTFOLIO

--------------------------------------------------------------------------------
Information about the Underlying Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risks of investing in Underlying Funds
By owning shares of Underlying Funds, the Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that the Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase a production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Underlying Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates. All of the Underlying Funds that invest in equity securities that invest primarily in value securities are subject to these risks.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.

Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and other strategic transactions risk," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 17
rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Underlying Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, an Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, an Underlying Fund will succeed in enforcing them. An Underlying Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Underlying Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities and high yield securities risk
Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

- Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
- Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
- Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
- Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, an Underlying Fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for some Underlying Funds, which may invest a significant portion of their assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private


18 INFORMATION ABOUT THE UNDERLYING FUNDS issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which an Underlying Fund's investments are traded, or currencies in which an Underlying Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Underlying Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Underlying Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in an Underlying Fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for certain Underlying Funds, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase an Underlying Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, an Underlying Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Underlying Fund when the Underlying Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Underlying Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Underlying Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Underlying Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Fund contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 19
and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk
Each Underlying Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the investment strategies or techniques of an Underlying Fund may be more pronounced for such Underlying Fund than for funds that are "diversified."


20 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Description of the Funds

The Portfolio may invest in any Underlying Funds. The following tables set forth for the Funds of JHF, JHF II and JHF III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the Portfolio's SAI and in the prospectuses for these Funds. The Portfolio may also invest in other Underlying Funds not described in the chart.

------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Capital Series
------------------------------------------------------------------------------------------------------------------------------------
                                    Estimated
Fund and subadviser(s)              expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Classic Value Fund    1.11%           Seeks long-term growth of capital by investing at least 80% of its assets in
Pzena Investment Management, LLC                    equity securities of foreign companies of any size. Under normal circumstances, the fund will invest in at least six countries throughout the world.

------------------------------------------------------------------------------------------------------------------------------------
Greater China Opportunities Fund    1.25%           Seeks long-term capital appreciation by investing at least 80% of its assets in
MFC Global Investment Management                    equity securities of companies located in China, Hong Kong or Taiwan (Greater
(U.S.A.), Limited                                   China).

------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Funds II
------------------------------------------------------------------------------------------------------------------------------------
                                    Estimated
Fund and subadviser(s)              expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund    1.00%           Seeks long-term growth of capital by normally investing at least 65% of its
Marsico Capital Management, LLC                     assets in common stocks of foreign companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund        1.13%           Seeks long-term capital appreciation by investing primarily in the common stock
Templeton Investment Counsel, Inc.                  of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small company securities").

------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund    1.14%           Seeks long-term capital appreciation by investing its assets in equity
Dimensional Fund Advisors, Inc.                     securities of non-U.S. small companies of developed and emerging markets countries.

------------------------------------------------------------------------------------------------------------------------------------
International Value Fund            0.96%           Seeks long-term growth of capital by normally investing primarily in equity
Templeton Investment Counsel, Inc.                  securities of companies located outside the U.S., including emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Funds III
------------------------------------------------------------------------------------------------------------------------------------
                                    Estimated
Fund and subadviser(s)              expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund           1.10%           Seeks to achieve high total return by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & LLC                  S&P/Citigroup Primary Market Index Europe, Pacific, Asia Composite Growth Style
                                                    Index.* The fund typically invests in a diversified mix of equity investments from developed markets outside the U.S.



* "Standard & Poor's(R)" is a trademark of The McGraw-Hill Companies, Inc.


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 21

--------------------------------------------------------------------------------
Portfolio details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF III. The Board of Trustees of JHF III oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio.

The Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Management fees
The Portfolio pays the Adviser for its services to the Portfolio a fee that is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------
The Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in JHF III or JHF II Funds ("Fund Assets") and (b) a fee on assets not invested in JHF III or JHF II Funds ("Other Assets").

The fee on Fund Assets is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule and that rate is applied to the Fund Assets of the Portfolio.

                                                                    Excess over
                                             First $500 million     $500 million
--------------------------------------------------------------------------------
Net Assets of Portfolio
invested in Fund Assets                      0.050%                 0.040%
--------------------------------------------------------------------------------

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Portfolio, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.

                                                                    Excess over
                                             First $500 million     $500 million
--------------------------------------------------------------------------------
Net Assets of Portfolio
investment in Other Assets                   0.500%                 0.490%
--------------------------------------------------------------------------------

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their Portfolio investments,  -----|
            |   shareholder services   |         often in the context of an overall financial       |
                                                                       plan.                        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |        Markets the Portfolio and distributes                   Handles shareholder services, including record-
            |      shares through selling brokers, financial                keeping and statements, distribution of dividends
            |    planners and other financial representatives.                  and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
 MFC Global Investment Management         John Hancock Investment      |         State Street Bank & Trust Company                |
        (U.S.A.) Limited                 Management Services, LLC      |             2 Avenue de Lafayette                        |
      200 Bloor Street East                 601 Congress Street        |               Boston, MA 02111                   Asset   |
Toronto, Ontario, Canada M4W 1ES   ---    Boston, MA 02210-2805        |                                               management |
                                                                       |     Holds the Portfolio's assets, settles                |
  Provides portfolio management           Manages the Portfolio's      |    all Portfolio trades and collects most                |
          to the Portfolio.               business and investment      |       of the valuation data required for                 |
                                      |        activities.                      calculating the Portfolio's NAV.                  |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
              |                                     |                  |                    |
              |                                     |                  |                    |
--------------------------------                    ----------------------------------------
      Subadviser consultant                                            |
                                                                       |
      Deutsche Investment                              -----------------------------------
    Management Americas Inc                                        Trustees
       345 Park Avenue
    New York, New York 10154                            Oversee the Portfolio's activities.
                                                       -----------------------------------
   Provides asset allocation
  consulting services to the
         subadviser.
--------------------------------


22 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to the
Portfolio.

The Adviser administers the business and affairs of JHF III. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Portfolio.

The Adviser does not itself manage any of the Portfolio's portfolio assets but has ultimately responsibly to oversee the subadviser in this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for the Portfolio or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Portfolio is able from time to time to change Portfolio subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Subadviser
MFC Global (U.S.A.) is the subadviser to the Portfolio and formulates a continuous investment program for the Portfolio consistent with its investment goal and strategies. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC. The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the Adviser or subadviser to an investment company or similar entity which is purchased by the Portfolio.

Deutsche Investment Management Americas Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Portfolio. Similarly, DeAM is compensated by the subadviser, and not by any of the Portfolio.

Portfolio managers
Steve Orlich has been the portfolio manager of the Portfolio since inception. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

Appendix D of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Portfolio and his ownership of Portfolio shares, if any.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of the JHF III is available in the JHF III annual report to shareholders for the period ended February 28, 2007.


--------------------------------------------------------------------------------
Financial highlights

Financial highlights are not yet available for the Portfolio which is newly organized.


                                                            PORTFOLIO DETAILS 23

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Portfolio:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Portfolio, including a summary of the policy of JHF III regarding disclosure of the Portfolio's holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.






To request a free copy of the current annual/semiannual report or the SAI, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com


Or you may view or obtain these documents and other information about the Portfolio from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC No. 811-21779

(C)2007 JOHN HANCOCK FUNDS, LLC 3180PN 1/07

[LOGO]John Hancock(R)
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

--------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
--------------------------------------

[logo] John Hancock(R)
---------------------
MUTUAL FUNDS


                                                                    John Hancock
                                              International Allocation Portfolio
--------------------------------------------------------------------------------
                                                                  CLASS I SHARES




--------------------------------------------------------------------------------
Prospectus
1.1.2007
--------------------------------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------
International Allocation Portfolio                                4

YOUR ACCOUNT
--------------------------------------------------------------------
Who can buy shares                                                7
Opening an account                                                7
Buying shares                                                     8
Selling shares                                                    9
Transaction policies                                             11
Dividends and account policies                                   12
Additional investor services                                     13

RISKS OF INVESTING IN THE PORTFOLIO                              14
--------------------------------------------------------------------

INFORMATION ABOUT THE UNDERLYING FUNDS
--------------------------------------------------------------------
Risks of investing in Underlying Funds                           15
Description of the Funds                                         19

PORTFOLIO DETAILS
--------------------------------------------------------------------
Business structure                                               20

FINANCIAL HIGHLIGHTS                                             22
--------------------------------------------------------------------

FOR MORE INFORMATION                                     BACK COVER
--------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION PORTFOLIO
This prospectus provides information about the International Allocation Portfolio (the "Portfolio"), which is a series of John Hancock Funds III ("JHF III"). The Portfolio is a "fund of funds" which currently invests in a number of other funds of JHF III, John Hancock Funds II ("JHF II") and John Hancock Capital Series ("JHF"), and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolio may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds").

This prospectus relates to the Class I shares of the Portfolio. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds such as the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser administers the business and affairs of JHF III and retains and compensates an investment subadviser, MFC Global Investment Management (U.S.A.), Limited ("MFC Global (U.S.A.)"), to manage the assets of the Portfolio. The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

A concise Portfolio description begins on the next page. The description provides the following information:

[insert graphic] Goal and strategy
The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[insert graphic] Past performance
The Portfolio's total return, measured year-by-year and over time.

[insert graphic] Principal risks
The major risk factors associated with the Portfolio.

[insert graphic] Your expenses
The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

--------------------------------------------------------------------------------
International Allocation Portfolio
--------------------------------------------------------------------------------

[insert graphic] Goal and strategy
GOAL: The Portfolio seeks long term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

STRATEGY: To pursue this goal, the Portfolio invests in a number of the other Funds of the John Hancock funds complex.

The Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

Under normal market conditions, the Portfolio allocates assets among Underlying Funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment grade. Examples of the equity securities in which the Underlying Funds may invest include common stocks, preferred stocks, convertible bonds, depository receipts and warrants of large-, medium- and small-cap foreign companies, including those located in emerging markets. Examples of the fixed-income securities in which the Underlying Funds may invest include short-, intermediate- and long-term investment grade and below investment grade bonds, notes and other debt instruments offered by foreign corporate and government issuers, including those located in emerging markets. The Underlying Funds may also invest derivatives instruments (such as options, futures and swaps). Please refer to "Hedging and other strategic transactions risks" in this prospectus and the Statement of Additional Information ("SAI").

The Portfolio may invest in various Funds of JHF II, JHF III and JHF that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

In investing in shares of the Funds, the Portfolio purchases only NAV shares (which are not subject to 12b-1 fees).

--------------------------------------------------------------------------------
[insert graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

4 PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[insert graphic] Principal risks
The value of an investment in the Portfolio changes with the value of the Portfolio's investments. Many factors can affect this value and an investor may lose money by investing in the Portfolio. The principal risks of an investment in the Portfolio are listed below. For a more complete discussion of these risks, see "Risks of Investing in the Portfolio" and "Risks of Investing in the Underlying Funds."

- Commodity risk
- Derivatives risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- Equity securities risk
- Fixed-income securities risk
    - Credit and counterparty risk
    - Lower rated fixed income securities and high yield securities risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Liquidity risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

  Class I
  Ticker            JAIIX
  CUSIP             47803T213
  SEC number        811-21777

--------------------------------------------------------------------------------
[insert graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets, therefore, and are paid by you indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class I
--------------------------------------------------------------------------------
Management fee(2)                                                        0.13%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                       0%
--------------------------------------------------------------------------------
Other expenses                                                           0.19%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                       0.32%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 12/31/07)(3)           0.14%
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                         0.18%
--------------------------------------------------------------------------------
Estimated Underlying Fund expenses(4)                                    1.07%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and Underlying Funds operating expenses 1.25%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

------------------------------
Expenses     Year 1     Year 3
------------------------------
Class I     $   127    $   426
------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). For affiliated Fund investments, the Adviser has agreed to voluntarily waive a portion of its management fee when the net investment advisory fees reach a certain level. See "Portfolio Details -- Management Fee" for further information.

3 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses to the extent that total Portfolio operating expenses exceed 0.18% of the average annual net assets. This agreement remains in effect until December 31, 2007 and may thereafter be terminated by the Adviser at any time.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                    PORTFOLIO  5

--------------------------------------------------------------------------------
Other permitted investments

The Portfolio may:

-    Purchase U.S. government securities and short-term paper.
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
-    Purchase domestic and foreign equity and fixed-income securities.
- Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
- Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
     Section 12 of the 1940 Act.
- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
- Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolio may use various investment strategies such as hedging and other related transactions. For example, the Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and other strategic transactions risks" in both the prospectus and the SAI.


--------------------------------------------------------------------------------
Management of the Portfolio

Subject to the limitations described above, the Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolio. Such adjustments may be made, for example, to increase or decrease the Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.


--------------------------------------------------------------------------------
Temporary defensive investing

The Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

-    meeting redemption requests,
-    making other anticipated cash payments or
- protecting the Portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent the Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

6 PORTFOLIO

--------------------------------------------------------------------------------
Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below:

-    Retirement and other benefit plans and their participants
-    Rollover assets for participants whose plans are invested in the Portfolio
-    Endowment funds and foundations
- Any state, county or city, or its instrumentality, department, authority or agency
- Accounts registered to insurance companies, trust companies and bank trust departments
-    Investment companies not affiliated with the Adviser
- Investors who participate in fee-based, wrap and other investment platform programs
-    Any entity that is considered a corporation for tax purposes
- Fund trustees and other individuals who are affiliated with this Portfolio or other John Hancock funds


--------------------------------------------------------------------------------
Opening an account

1    Read this prospectus carefully.
2    Determine if you are eligible, by referring to "Who can buy shares."
3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.
4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. ("Signature Services") at 1-888-972-8696.
5    Make your initial investment by referring to "Buying shares."

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and social security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the accounts such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries
Shares of the Portfolio are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the Portfolio in two principal ways:

-    directly, by the payment of sales commissions, if any; and
-    indirectly, as a result of the Portfolio paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the "Distributor") may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Portfolio's shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolio and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolio's net assets, which, as well as benefiting the Portfolio, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature the Portfolio in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolio, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Portfolio.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. An intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Portfolio, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with a firm relating to the provision of services to the Portfolios, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Portfolio. If an intermediary provides these services, the Adviser or the Portfolio may compensate the intermediary for these services. In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolio.

                                                                  YOUR ACCOUNT 7

--------------------------------------------------------------------------------
Buying shares

                   Opening an account                                           Adding to an account
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
By check
----------------------------------------------------------------------------------------------------------------------------------
[Insert Graphic]   -    Make out a check for the investment                     -    Make out a check for the investment
                        amount, payable to "John Hancock                             amount, payable to "John Hancock
                        Signature Services, Inc."                                    Signature Services, Inc."
                   -    Deliver the check and your completed                    -    If your account statement has a
                        application to your financial                                detachable investment slip, please
                        representative, or mail them to                              complete in its entirety. If no slip
                        Signature Services (address below).                          is available, include a note
                        below). By exchange                                          specifying the Portfolio's name(s),
                                                                                     your share class, your account
                                                                                     number and the name(s) in which the
                                                                                     account is registered.
                                                                                -    Deliver the check and your
                                                                                     investment slip or note to your
                                                                                     financial representative, or mail
                                                                                     them to Signature Services (address
                                                                                     below).
----------------------------------------------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------------------------------------------
[Insert Graphic]   -    Call your financial representative                      -    Call your financial representative
                        or Signature Services to request an                          or Signature Services to request an
                        exchange.                                                    exchange.
                   -    You may only exchange Class I shares                    -    You may only exchange Class I shares
                        for other Class I shares or Money                            for other Class I shares or Money
                        Market Fund Class A shares.                                  Market Fund Class A shares.
----------------------------------------------------------------------------------------------------------------------------------
By wire
----------------------------------------------------------------------------------------------------------------------------------
[Insert Graphic]   -    Deliver your completed application                      -    Obtain wiring instructions by
                        to your financial representative, or                         calling Signature Services at
                        mail it to Signature Services.                               1-888-972-8696.
                   -    Obtain your account number by                           -    Instruct your bank to wire the
                        calling your financial                                       amount of your investment. Specify
                        representative or Signature                                  the Portfolio name, your share
                        Services.                                                    class, your account number and the
                   -    Obtain wiring instructions by                                name(s) in which the account is
                        calling Signature Services at                                registered. Your bank may charge a
                        1-888-972-8696.                                              fee to wire funds.
                   -    Instruct your bank to wire the
                        amount of your investment. Specify
                        the fund name(s), your share class,
                        your account number and the name(s)
                        in which the account is registered.
                        Your bank may charge a fee to wire
                        funds.
----------------------------------------------------------------------------------------------------------------------------------
By phone
----------------------------------------------------------------------------------------------------------------------------------
[Insert Graphic]   See "By exchange" and "By wire."                             -    Verify that your bank or credit
                                                                                     union is a member of the Automated
                                                                                     Clearing House ("ACH") system.
                                                                                -    Complete the "To Purchase, Exchange
                                                                                     or Redeem Shares via Telephone" and
                                                                                     "Bank Information" sections on your
                                                                                     account application.
                                                                                -    Call Signature Services between 8:30
                                                                                     A.M. and 5:00 P.M. Eastern Time on
                                                                                     most business days to verify that
                                                                                     these features are in place on your
                                                                                     account.
                                                                                -    Call your financial representative
                                                                                     or Signature Services with the fund
                                                                                     name(s), your share class, your
                                                                                     account number, your address, the
                                                                                     name(s) in which the account is
                                                                                     registered and the amount of your
                                                                                     investment.

-----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
-----------------------------------------------

8 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares

                                                                                To sell some or all of your shares
----------------------------------------------------------------------------------------------------------------------------------
By letter
----------------------------------------------------------------------------------------------------------------------------------
[Insert Graphic]   -    Sales of any amount.                                    -   Write a letter of instruction
                                                                                    indicating the Portfolio name, your
                                                                                    account number, your share class,
                                                                                    the name(s) in which the account is
                                                                                    registered and the dollar value or
                                                                                    number of shares you wish to sell.
                                                                                -   Include all signatures and any
                                                                                    additional documents that may be
                                                                                    required (see next page).
                                                                                -   Mail the materials to Signature
                                                                                    Services.
                                                                                -   A check or wire will be sent
                                                                                    according to your letter of
                                                                                    instruction.
                                                                                -   Certain requests will require a
                                                                                    Medallion signature guarantee.
                                                                                    Please refer to "Selling shares in
                                                                                    writing" on the next page.
----------------------------------------------------------------------------------------------------------------------------------
By phone
----------------------------------------------------------------------------------------------------------------------------------
[Insert Graphic]   Amounts up to $100,000:                                      -   Redemption proceeds of up to
                   -    Most accounts.                                              $100,000 may be sent by wire or
                                                                                    check. A check will be mailed to the
                   Amounts up to $5 million:                                        exact name(s) and address on the
                   -    Available to the following types of                         account.
                        accounts: custodial accounts held by                    -   To place your request with a
                        banks, trust companies or                                   representative at John Hancock
                        broker-dealers; endowments and                              Funds, call Signature Services
                        foundations; corporate accounts;                            between 8:30 A.M. and 5:00 P.M.
                        group retirement plans; and pension                         Eastern Time on most business days
                        accounts (excluding IRAs, 403(b)                            or your financial representative.
                        plans and all John Hancock custodial                    -   Redemption proceeds exceeding
                        retirement accounts).                                       $100,000 must be wired to your
                                                                                    designated bank account.
                                                                                -   Redemption proceeds exceeding
                                                                                    $100,000 and sent by check will
                                                                                    require a letter of instruction with
                                                                                    a Medallion signature guarantee.
                                                                                    Please refer to "Selling shares in
                                                                                    writing" on the next page.
----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
----------------------------------------------------------------------------------------------------------------------------------
[Insert Graphic]   -    Requests by letter to sell any                          -   To verify that the telephone
                        amount.                                                     redemption privilege is in place on
                   -    Qualified requests by phone to sell                         an account, or to request the forms
                        up to $5 million (accounts with                             to add it to an existing account,
                        telephone redemption privileges).                           call Signature Services.
                                                                                -   Amounts of $5 million or more will
                                                                                    be wired on the next business day.
                                                                                -   Amounts up to $100,000 may be sent
                                                                                    by EFT or by check. Funds from EFT
                                                                                    transactions are generally available
                                                                                    by the second business day. Your
                                                                                    bank may charge a fee for this
                                                                                    service.
----------------------------------------------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------------------------------------------
[Insert Graphic]   -    Sales of any amount.                                    -   Obtain a current prospectus for the
                                                                                    fund into which you are exchanging
                                                                                    by calling your financial
                                                                                    representative or Signature
                                                                                    Services.
                                                                                -   You may only exchange Class I shares
                                                                                    for other Class I shares or Money
                                                                                    Market Fund Class A shares.
                                                                                -   Call your financial representative
                                                                                    or Signature Services to request an
                                                                                    exchange.

                                                                  YOUR ACCOUNT 9

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock;
- you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

----------------------------------------------------------------------------------------------------------------------------------
Seller                                                                          Requirements for written requests
----------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial                    -    Letter of instruction.
accounts for minors).                                                           -    On the letter, the signatures of all
                                                                                     persons authorized to sign for the
                                                                                     account, exactly as the account is
                                                                                     registered.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or association        -    Letter of instruction.
accounts.                                                                       -    Corporate business/organization
                                                                                     resolution, certified within the past 12
                                                                                     months, or a John Hancock Funds
                                                                                     business/organization certification
                                                                                     form.
                                                                                -    On the letter and the resolution, the
                                                                                     signature of the person(s) authorized to
                                                                                     sign for the account.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                                           -    Letter of instruction.
                                                                                -    On the letter, the signature(s) of the
                                                                                     trustee(s).
                                                                                -    Copy of the trust document certified
                                                                                     within the past 12 months or a John
                                                                                     Hancock Funds trust certification form.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with                     -    Letter of instruction signed by
a deceased co-tenant(s).                                                             surviving tenant.
                                                                                -    Copy of death certificate.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
                                                                                -    Inheritance Tax Waiver (if applicable).
----------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                               -    Letter of instruction signed by
                                                                                     executor.
                                                                                -    Copy of order appointing executor,
                                                                                     certified within the past 12 months.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
                                                                                -    Inheritance Tax Waiver (if applicable).
----------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers                       -    Call 1-888-972-8696 for instructions.
or account types not listed above.
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
---------------------------------------------

10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for the Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for the Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectuses for the Underlying Funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests
The Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Portfolio has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Portfolio may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange Class I shares for shares of any other John Hancock fund, Class I shares of other John Hancock funds or Money Market Fund Class A Shares. The registrations for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

The Portfolio may change or cancel its exchange policies at any time upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
The Portfolio is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the Portfolio can disrupt investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The Portfolio reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of the Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolio's NAVs at the conclusion of the delay period. The Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
The Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolio believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolio to detect and curtail excessive trading practices, a significant percentage of the Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the

                                                                 YOUR ACCOUNT 11

Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage the Portfolio. For example, the ability of the Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Portfolio's beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk
To the extent that the Portfolio or its agents are unable to curtail excessive trading practices in the Portfolio, these practices may interfere with the efficient management of the Portfolio and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the Portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
JHF III is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF III may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The Portfolio does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
-    after any changes of name or address of the registered owner(s)
-    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The Portfolio generally distributes most of all of its net earnings annually in the form of dividends. The Portfolio declares and pays income dividends annually. Capital gains, if any, are distributed annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

12 YOUR ACCOUNT

Taxability of dividends
Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from the Portfolio's short-term capital gains are taxable as ordinary income. Dividends from the Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


--------------------------------------------------------------------------------
Additional investor services

Retirement plans
The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-888-972-8696.

Disclosure of portfolio holdings
The Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the SAI and the Portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the Portfolio will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of the Portfolio will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire holdings as of the applicable calendar quarter end.

                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
Risks of Investing in the Portfolio
--------------------------------------------------------------------------------

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fund of funds risk
The Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio's objective will depend on the performance of the Underlying Funds, which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objectives.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolio is not "diversified" within the meaning of the 1940 Act. This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Portfolio's investment strategies or techniques may be more pronounced for the Portfolio's than for funds that are "diversified." Although the Portfolio is non-diversified, the risks associated with non-diversification are lower for the Portfolio because it allocates its assets among multiple Underlying Funds.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

14 RISKS OF INVESTING IN THE PORTFOLIO

--------------------------------------------------------------------------------
Information about the Underlying Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risks of investing in Underlying Funds
By owning shares of Underlying Funds, the Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that the Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase a production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Underlying Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates. All of the Underlying Funds that invest in equity securities that invest primarily in value securities are subject to these risks.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.

Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and other strategic transactions risk," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 15
rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Underlying Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, an Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, an Underlying Fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Underlying Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Investment grade fixed-income securities in the lowest rating category
Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities and high yield securities risk
Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

- Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
- Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
- Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
- Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, an Underlying Fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for some Underlying Funds, which may invest a significant portion of their assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks

16 INFORMATION ABOUT THE UNDERLYING FUNDS of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which an Underlying Fund's investments are traded, or currencies in which an Underlying Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Underlying Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Underlying Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for certain Underlying Funds, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase an Underlying Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, an Underlying Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Underlying Fund when the Underlying Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Underlying Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Underlying Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Underlying Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Funds contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 17
cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk
Each Underlying Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the investment strategies or techniques of an Underlying Fund may be more pronounced for such Underlying Fund than for funds that are "diversified."

18 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Description of the Funds
The Portfolio may invest in any Underlying Funds. The following tables set forth for the Funds of JHF, JHF II and JHF III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies.
Additional investment practices are described in the Portfolio's SAI and in the prospectuses for these Funds. The Portfolio may also invest in other Underlying Funds not described in the chart.

--------------------------------------------------------------------------------
Funds -- John Hancock Capital Series
--------------------------------------------------------------------------------

                                                  Estimated
Fund and subadviser(s)                            expense ratio         Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------------
International Classic Value Fund                  1.11%                 Seeks long-term growth of capital by investing at least
Pzena Investment Management, LLC                                        80% of its assets in equity securities of foreign
                                                                        companies of any size. Under normal circumstances, the
                                                                        fund will invest in at least six countries throughout the
                                                                        world.
----------------------------------------------------------------------------------------------------------------------------------
Greater China Opportunities Fund                  1.25%                 Seeks long-term capital appreciation by investing at least
MFC Global Investment Management                                        80% of its assets in equity securities of companies
(U.S.A.), Limited                                                       located in China, Hong Kong or Taiwan (Greater China).

--------------------------------------------------------------------------------
Funds -- John Hancock Funds II
--------------------------------------------------------------------------------

                                                  Estimated
Fund and subadviser(s)                            expense ratio         Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund                  1.00%                 Seeks long-term growth of capital by normally investing at
Marsico Capital Management, LLC                                         least 65% of its assets in common stocks of foreign
                                                                        companies selected for their long-term growth potential.
                                                                        The fund may invest in companies of any size throughout
                                                                        the world and normally invests in issuers from at least
                                                                        three different countries not including the U.S. It may
                                                                        invest in common stocks of companies operating in emerging markets.
----------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                      1.13%                 Seeks long-term capital appreciation by investing
Templeton Investment Counsel, Inc.                                      primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net
                                                                        assets (plus any borrowing for investment purposes) in
                                                                        securities issued by foreign companies which have total
                                                                        stock market capitalizations or annual revenues of $4
                                                                        billion or less ("small company securities").
----------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund                  1.14%                 Seeks long-term capital appreciation by investing its
Dimensional Fund Advisors, Inc.                                         assets in equity securities of non-U.S. small companies of developed and emerging markets countries.
----------------------------------------------------------------------------------------------------------------------------------
International Value Fund                          0.96%                 Seeks long-term growth of capital by normally investing
Templeton Investment Counsel, Inc.                                      primarily in equity securities of companies located
                                                                        outside the U.S., including emerging markets.

--------------------------------------------------------------------------------
Funds -- John Hancock Funds III
--------------------------------------------------------------------------------

                                                  Estimated
Fund and subadviser(s)                            expense ratio         Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                         1.10%                 Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo & LLC                                      outperform its benchmark, the S&P/Citigroup Primary Market
                                                                        Index Europe, Pacific, Asia Composite Growth Style Index.*
                                                                        The fund typically invests in a diversified mix of equity
                                                                        investments from developed markets outside the U.S.

* "Standard & Poor's(R)" is a trademark of The McGraw-Hill Companies, Inc.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 19

--------------------------------------------------------------------------------
Portfolio Details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF III. The Board of Trustees of JHF III oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio.

The Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Management fees
The Portfolio pays the Adviser for its services to the Portfolio a fee that is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------

The Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in JHF III or JHF II Funds ("Fund Assets") and (b) a fee on assets not invested in JHF III or JHF II Funds ("Other Assets").

The fee on Fund Assets is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule and that rate is applied to the Fund Assets of the Portfolio.

                                                    Excess over
                             First $500 million     $500 million
Net Assets of Portfolio
invested in Fund Assets      0.050%                 0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Portfolio, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.

                                                       Excess over
                                First $500 million     $500 million
Net Assets of Portfolio
investment in Other Assets      0.500%                 0.490%

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their Portfolio investments,  -----|
            |   shareholder services   |         often in the context of an overall financial       |
                                                                       plan.                        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |        Markets the Portfolio and distributes                   Handles shareholder services, including record-
            |      shares through selling brokers, financial                keeping and statements, distribution of dividends
            |    planners and other financial representatives.                   and processing of buy and sell requests.
            |   ----------------------------------------------             --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
 MFC Global Investment Management         John Hancock Investment      |         State Street Bank & Trust Company                |
        (U.S.A.) Limited                 Management Services, LLC      |             2 Avenue de Lafayette                        |
      200 Bloor Street East                 601 Congress Street        |               Boston, MA 02111                   Asset   |
Toronto, Ontario, Canada MAW 1ES   ---    Boston, MA 02210-2805        |                                               management |
                                                                       |     Holds the Portfolio's assets, settles                |
  Provides portfolio management           Manages the Portfolio's      |    all portfolio trades and collects most                |
          to the Portfolio.               business and investment      |       of the valuation data required for                 |
                                      |        activities.                      calculating the Portfolio's NAV.                  |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
              |                                     |                  |                    |
              |                                     |                  |                    |
--------------------------------                    ----------------------------------------
      Subadviser consultant                                            |
                                                                       |
      Deutsche Investment                              -----------------------------------
    Management Americas, Inc.                                       Trustees
       345 Park Avenue
    New York, New York 10154                            Oversee the Portfolio's activities.
                                                       -----------------------------------
   Provides asset allocation
  consulting services to the
         subadviser.
--------------------------------


20 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to the
Portfolio.

The Adviser administers the business and affairs of JHF III. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Portfolio.

The Adviser does not itself manage any of the Portfolio's portfolio assets but has ultimately responsibly to oversee the subadviser in this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for the Portfolio or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Portfolio is able from time to time to change Portfolio subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Subadviser
MFC Global (U.S.A.) is the subadviser to the Portfolio and formulates a continuous investment program for the Portfolio consistent with its investment goal and strategies. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC. The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the Adviser or subadviser to an investment company or similar entity which is purchased by the Portfolio.

Deutsche Investment Management Americas Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Portfolio. Similarly, DeAM is compensated by the subadviser, and not by any of the Portfolio.

Portfolio managers
Steve Orlich has been the portfolio manager of the Portfolio since inception. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

Appendix D of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Portfolio and his ownership of Portfolio shares, if any.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of the JHF III is available in the JHF III annual report to shareholders for the period ended February 28, 2007.


                                                            PORTFOLIO DETAILS 21

--------------------------------------------------------------------------------
Financial highlights
Financial highlights are not yet available for the Portfolio which is newly organized.

22 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Portfolio:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Portfolio, including a summary of the policy of JHF III regarding disclosure of the Portfolio's holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.


(C)2007 JOHN HANCOCK FUNDS, LLC 318IPN 1/07

To request a free copy of the current annual/semi-annual report or the SAI, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the Portfolio from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC No. 811-21779

(logo)John Hancock(R)
-------------------
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
-------------------------------------

                             JOHN HANCOCK FUNDS III

                                 January 1, 2007

This Statement of Additional Information ("SAI") provides information about the International Allocation Portfolio (the "Portfolio") of John Hancock Funds III ("JHF III"). The Portfolio is a separate series of JHF III and is a "fund of funds" which currently invests in a number of other funds of JHF III, John Hancock Funds II ("JHF II") and John Hancock Capital Series ("JHF") and may also invest in other funds for which the Portfolio's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). (Collectively with the JHF II funds, JHF III funds and JHF funds, each affiliated underlying fund referred to as the "Fund"). The Portfolio may also invest in funds where the adviser is not the same as, or affiliated with, the adviser to the Portfolio ("Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds".) This SAI contains information in addition to the information that is contained in the prospectus for the Portfolio dated January 1, 2007. Information about other Funds that are separate series of the JHF III, JHF II and JHF is included in separate prospectuses and SAI.

This SAI is not a prospectus. It should be read in conjunction with the applicable prospectus of the Portfolios dated January 1, 2007. Copies of the Portfolio's prospectuses dated January 1, 2007 (the "Prospectus") can be obtained free of charge by contacting:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(888)-972-8696
                                 www.jhfunds.com

                                TABLE OF CONTENTS

                                                                            Page
Organization of the Funds....................................................   3
Investment Objective and Policies............................................   3
Fund Investments.............................................................   4
Descriptions and Risks of Fund Investments...................................   5
Use of Derivatives...........................................................  18
Investment Restrictions......................................................  22
Disclosure of Portfolio Holdings.............................................  24
Those Responsible for Management.............................................  25
Investment Advisory and Other Services.......................................  31
Distribution Contracts.......................................................  35
Sales Compensation...........................................................  36
Net Asset Value..............................................................  39
Initial Sales Charge on Class A Shares.......................................  40
Deferred Sales Charge on Class B and Class C Shares..........................  43
Special Redemptions..........................................................  46
Additional Services and Programs.............................................  46
Purchases and Redemptions Through Third Parties..............................  48
Description of Fund Shares...................................................  48
Taxes........................................................................  50
Brokerage Allocation.........................................................  56
Transfer Agent Services......................................................  58
Custody of Portfolio.........................................................  59
Independent Registered Public Accounting Firm................................  59
Appendix A - Commercial Paper and Corporate Debt Ratings..................... A-1
Appendix B - Proxy Voting Summary for the Trust and for the Subadviser....... B-1
Appendix C - Policy Regarding Disclosure of Portfolio Holdings............... C-1
Appendix D - Portfolio Manager Information................................... D-1

ORGANIZATION OF THE FUNDS

The Portfolio is a series of JHF III, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.

John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Portfolio. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$372 billion (US$319 billion) as of December 31, 2005.

Manulife Financial Corporation trades as `MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.


INVESTMENT OBJECTIVE AND POLICIES

The principal strategies and risks of investing in the Portfolio are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Portfolio may be changed without shareholder approval.

Diversified and Non-Diversified Funds: As set forth in "Investment Restrictions" below, certain Funds are "diversified" funds and, accordingly, are required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), which require that at least 75% of the value of a "diversified" fund's total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purpose of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

As stated in the Prospectus, the Portfolio is a "non-diversified" fund under the 1940 Act, and as such is not required to satisfy the "diversified" requirements stated above. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to the Portfolio resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

However, all funds, whether diversified or non-diversified, must meet diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

FUND INVESTMENTS

The Portfolio as a fund of funds is expected to invest primarily in other investment companies. The following chart indicates the types of investments that the Portfolio and the Funds may be investing in are generally permitted (but not required) to make. The Portfolio and its Funds may, however, make other types of investments provided such an investment is consistent with their investment objective and policies and their investment restrictions do not expressly prohibit it from so doing.

--------------------------------------------------------------------------------------------
                                                                International Allocation
                                                                Portfolio
--------------------------------------------------------------------------------------------
Domestic Equity Securities                                                   X
--------------------------------------------------------------------------------------------
Preferred Stocks                                                             X
--------------------------------------------------------------------------------------------
Convertible Securities                                                       X
--------------------------------------------------------------------------------------------
Securities of Foreign Issuers                                                X
--------------------------------------------------------------------------------------------
Securities of Foreign Issuers (Traded on U.S. Exchanges)                     X
--------------------------------------------------------------------------------------------
Securities of Emerging Market Issuers or Countries                           X
--------------------------------------------------------------------------------------------
Depository Receipts                                                          X
--------------------------------------------------------------------------------------------
Illiquid Securities                                                          X
--------------------------------------------------------------------------------------------
Futures and Options                                                          X
--------------------------------------------------------------------------------------------
REITs                                                                        X
--------------------------------------------------------------------------------------------
Swap Contracts                                                               X
--------------------------------------------------------------------------------------------
Repurchase Agreements                                                        X
--------------------------------------------------------------------------------------------
Investment Companies (including exchange traded funds)                       X
--------------------------------------------------------------------------------------------
Cash and Other High Quality Investments                                      X
--------------------------------------------------------------------------------------------
Long and Medium Term Corporate and Gov't Bonds                               X
--------------------------------------------------------------------------------------------
Short-term Corporate and Government Bonds                                    X
--------------------------------------------------------------------------------------------
Foreign Currency Transactions                                                X
--------------------------------------------------------------------------------------------
Warrants and Rights                                                          X
--------------------------------------------------------------------------------------------

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices and securities in which the Funds may engage and the risks associated with their use. The Portfolio may invest directly in certain of the following securities and it will have similar risk as the Funds' investments in these types of securities. Please refer to description of the Portfolio in the Prospectus and "Fund Investments" in this SAI regarding the practices in which the Portfolio may engage.

Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Preferred stocks. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Securities of Foreign Issuers. Certain Funds may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges and foreign securities traded in foreign and local markets on foreign exchanges.

ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect a Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of a Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. See "Securities of Emerging Market Issuers or Countries" below.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as a Fund. If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in U.S. securities. In such event, a Fund would review its investment objective and investment policies to determine whether changes are appropriate.

A Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.

Securities of Emerging Market Issuers or Countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.

Depository Receipts. Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

Illiquid Securities. Each Fund will not invest more than 15% of its net assets in illiquid investments.

For this purpose, "illiquid securities" may include certain securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

Hedging and Other Strategic Transactions. The Funds are authorized to use a variety of investment strategies. The strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by a Fund (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market.

Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in a Fund. These strategies may also be used to gain exposure to a particular market.

A detailed discussion of "Hedging and Other Strategic Transactions" follows. No Fund is obligated to pursue any of the strategies and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a Fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended (the "CEA"), applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

-exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments; -financial futures contracts (including stock index futures);
-interest rate transactions;*
-currency transactions;**
-swaps (including interest rate, index, equity, total return, credit default swaps and currency swaps); or
-structured notes, including hybrid or "index" securities.
* A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.
** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:
-to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations;
-to protect a Fund's unrealized gains in the value of its securities;
-to facilitate the sale of a Fund's securities for investment purposes;
-to manage the effective maturity or duration of a Fund's securities;
-to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or -to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Options and Futures. Many of the Funds may use options and futures for various purposes. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect a Fund's performance.

Options. Funds that use options (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

Writing Options. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by a Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.

A Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.

If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, a Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, a Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to affect a closing purchase or a closing sale transaction at any particular time. An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. If a Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

Purchasing Options. In order for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. A Fund's purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Risk Factors in Options Transactions. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer's gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange"), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to affect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).

The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Adviser, and other clients of the Adviser may constitute such a group. These limits may restrict a Fund's ability to purchase or sell options on a particular security.

An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See "Swap Contracts and Other Two-Party Contracts -- Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts" below.

Futures. To the extent consistent with applicable law, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities ("single stock futures") or securities indices, interest rates, and (to the extent a Fund is permitted to invest in commodities and commodity-linked derivative instruments) commodities or commodities indices.

A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.

In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Index Futures. Some Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract's term are required to settle on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of foreign stock Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Interest Rate Futures. Some Funds may engage in a variety of transactions involving the use of futures on interest rates, including in connection with a Fund's investments in U.S. government securities and other fixed income securities.

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

A Fund's ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.

Risk Factors in Futures Transactions. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract or the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only by purchasing a futures contract on the exchange on which the Index Futures are traded.

The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Adviser to forecast correctly the direction and extent of exchange rate, interest rate, and stock and commodity price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return would be less than if it had not engaged in the hedging transaction.

As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund's net asset value will fluctuate with the value of the instrument as if it were already in the Fund's portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against such counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.

If a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities or commodities index underlying the long futures position underperforms the securities or commodities index underlying the short futures position.

The Funds' ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

Real Estate Investment Trusts. ("REITs") REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which a Fund may invest, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.

In general, the value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in some markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act. See "Taxes" below for a discussion of special tax considerations relating to a Fund's investment in REITs.

Swap Contracts and Other Two-Party Contracts. Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as options, futures, and related options.

Swap Contracts. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap", two parties agree to exchange returns (or differentials in rates of return) calculated on a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

Interest Rate and Currency Swap Contracts. The parties to interest rate swaps agree to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). The parties to currency swaps agree to pay or receive fluctuations in the notional amount of two different currencies (e.g., an exchange of payments on fluctuations in the value of the U.S. dollar relative to the Japanese yen).

Equity Swap Contracts, Commodities Swap Contracts and Contracts for Differences. The parties to equity swap contracts agree to exchange returns calculated on a notional amount of an equity index (e.g., the S&P 500 Index), basket of equity securities, or individual equity security. The parties to commodity swap contracts agree to exchange returns on the notional amount of a commodity index (e.g., the Goldman Sachs Commodity Index), basket of commodities, or individual commodity.

If a Fund enters into an equity or commodity swap contract (long or short), the Fund's net asset value will fluctuate with changes in the value of the equity or commodity index, basket of equity securities or commodities, or individual equity security or commodity on which the swap is based. The fluctuation will be the same as it would be if the Fund had purchased or sold the notional amount of securities or commodities comprising the index, securities or commodities comprising the basket, or individual security or commodity, as the case may be.

Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. The Fund's return is based on changes in value of theoretical, long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two legs of the contract. The Funds will only enter into contracts for differences (and analogous futures positions) when the Adviser believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. If the short basket outperforms the long basket, however, the Fund will realize a loss -- even in circumstances when the securities in both the long and short baskets appreciate in value.

Interest Rate Caps, Floors and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, they will be subject to similar risks. See "Risks Associated with Options Transactions" and "Risks Associated with Futures Transactions" above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls between two specified interest rates.

Total Return swaps. A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts. A Fund may close out a swap, contract for differences, cap, floor, collar, or OTC option only with the counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Adviser monitors the creditworthiness of OTC derivatives counterparties.

Typically, a Fund will enter into these transactions only with counterparties who, at the time it enters into a transaction, have long-term debt ratings of A or higher by Standard & Poor's or Moody's. Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's.

Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars and Interest Rate and Currency Swap Contracts. Each Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

Repurchase Agreements. A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in attempted enforcement.

Investment Companies. A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the net asset value of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of ETFs is based on the net asset value of a basket of stocks. Some ETFs have obtained an exemptive order from the Securities and Exchange Commission that allows mutual funds, like the Funds, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.

Fund of Funds Risk Factors As permitted by Section 12 of the 1940 Act, the Portfolio invest in the Underlying Funds and may reallocate or rebalance assets among the Underlying Funds.

From time to time, one or more of the Underlying Funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of the Portfolio ("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Shareholders should note that Rebalancings may affect the Underlying Funds:
Underlying Funds subject to redemptions by the Portfolio may find it necessary to sell securities; and the Underlying Funds that receive additional cash from the Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when the Portfolio owns, redeems, or invests in, a substantial portion of an Underlying Fund. Rebalancings could affect the Underlying Fund as noted below which could adversely affect their performance and, therefore, the performance of the Portfolio.

Both the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Portfolio and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of the fund. However, there is no guarantee that the Adviser and MFC Global U.S.A. will be successful in doing so.

Possible Adverse Effects of Rebalancings on the Underlying Funds:

     1. Underlying Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

     2. Rebalancings may increase brokerage and/or other transaction costs of the Underlying Funds.

     3. When the Portfolio owns a substantial portion of an Underlying Fund, a large redemption by the Portfolio could cause that Underlying Fund's expenses to increase and could result in the Underlying Fund becoming too small to be economically viable.

     4. Rebalancings could accelerate the realization of taxable capital gains in an Underlying Fund subject to large redemptions if sales of securities results in capital gains.

The Portfolio and Underlying Funds are managed by the Adviser. MFC Global U.S.A., which is an affiliate of the Adviser, is the subadviser to the Portfolio and to certain of the Underlying Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor the Portfolio and the Underlying Funds and MFC Global U.S.A. has the responsibility to manage the Portfolio and certain of the Underlying Funds. As noted above, the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Underlying Funds and attempt to minimize any adverse effect of the Rebalancings on the Underlying Funds, consistent with pursuing the investment objective of the Portfolio.

With respect to Rebalancings, shareholders should also note that MFC Global U.S.A. as the subadviser to the Portfolio and certain of the Underlying Funds, may appear to have an incentive to allocate more Portfolio assets to those Underlying Funds that it subadvisers. The Adviser will monitor MFC Global U.S.A.'s allocation of the Portfolio's assets to the Underlying Funds to attempt to ensure that assets are not allocated to other MFC Global U.S.A. subadvised portfolios unless it is in the best interest of the Portfolio to do so. In addition, prior to appointing MFC Global U.S.A. as subadviser to an Underlying Fund, the Board of Trustees of JHF III will consider the affiliation between the Adviser and MFC Global U.S.A. as one of its factors in approving such appointment.

Cash and Other High Quality Instruments. Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. A Fund seeks to minimize credit risk by investing only in high quality money market securities.

Foreign Currency Transactions. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark. Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement (see "Futures" for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

Warrants and Rights. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

U.S. Government and Foreign Government Securities. U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises, but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

Like other fixed income securities, U.S. government securities and foreign government securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, the value of an investment in a Fund which holds U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Funds may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may also be necessary in order for the Adviser to reallocate assets among the sectors. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Funds' portfolio turnover rates are set forth in the table under the caption "Financial Highlights" in the Prospectus.

Securities Lending. A Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, a Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of each Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.


USES OF DERIVATIVES

Introduction and Overview

Derivative Policies. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the Funds' Prospectus.

Function of Derivatives in Funds. The Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

Derivative Exposure. Generally, stocks constitute the majority of the holdings in each Fund, although derivative positions may comprise a significant portion of the total assets.

Counterparty Creditworthiness. The Subadviser monitors the creditworthiness of OTC derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties who, at the time it enters into a transaction, have long-term debt ratings of A or higher by Standard & Poor's or Moody's (or, if unrated, have comparable credit ratings as determined by the Subadviser ). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's. See Appendix A --"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term debt ratings.

Use of Derivatives by the Funds

U.S. Funds. Funds in this group include: U.S. Core Fund, U.S. Quality Equity Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, Growth Opportunities Fund, and Value Opportunities Fund.

Types of Derivatives Used by the U.S. Funds:

     o    Options, futures contracts, and related options on securities indexes

     o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

     o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

     o Contracts for differences, i.e., equity swaps that contain both long and short equity components

Uses of Derivatives by the U.S. Funds:

Hedging

     o Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

     o Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing it to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment
A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). A Fund also may use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual markets, sectors, and equities.

Risk Management - Synthetic Sales and Purchases
A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Adviser believed that stocks of another industry would outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases generally will be unwound as actual portfolio securities are sold and purchased.

International Funds. Funds in this group include: International Core Fund, International Growth Fund, and Global Fund.

Types of Derivatives Used by the International Funds (other than foreign currency derivative transactions):

     o    Options, futures contracts, and related options on securities indexes

     o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities

     o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities

     o Contracts for differences, i.e., equity swaps that contain both long and short equity components

     o    Warrants and rights

Uses of Derivatives by the International Funds (other than foreign currency derivative transactions):

Hedging

     o Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

     o Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment
A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual countries and equities.

Risk Management - Synthetic Sales and Purchases
A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund holds a large proportion of stocks of a particular market and the Adviser believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Foreign Currency Derivative Transactions Employed by the International Funds:

     o    Buying and selling spot currencies

     o    Forward foreign currency contracts

     o    Currency futures contracts and related options

     o    Options on currencies

     o    Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the International Funds:

Hedging

     o Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies.

     o Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.

     o Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Adviser believes is highly correlated to the currency being hedged.

Investment
A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management
Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

A Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. A Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). However, a Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Portfolio's outstanding voting securities which, as used in the Prospectus and this SAI, means the approval by the lesser of (1) the holders of 67% or more of the Portfolio's shares represented at a meeting if more than 50% of the Portfolio's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Portfolio's outstanding shares.

Without approval of a majority of the outstanding voting securities of the Portfolio, JHF III will not take any of the following actions with respect to the Portfolio or as indicated:

(1) Borrow money except under the following circumstances: (i) The Portfolio may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) The Portfolio may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) The Portfolio may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

     Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) May purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the 1933 Act.

(4) Purchase or sell real estate except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that deal in real estate or interests therein, including securities of real estate investment trusts, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

(5) Make loans, except the Portfolio (i) may lend portfolio securities in accordance with its investment policies up to 33 1/3% of the Portfolio's total assets taken at market value, (ii) may enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of securities.

(6) Purchase securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of the Portfolio's investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

     For purposes of the concentration policy a fund-of-funds, if any, will look through to the portfolio holdings of the underlying funds in which it invests and will aggregate the holdings of the underlying funds to determine concentration in a particular industry in accordance with the above policy. For purposes of this policy only those underlying funds that are part of the John Hancock family of funds will be aggregated; a fund-of-funds will not aggregate underlying fund holdings, if any, in non-John Hancock funds.

(7) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and the portfolio may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The Portfolio may also without limitation purchase and sell futures contracts, options on futures contracts, and options linked to commodities of all types, including physical commodities, and may enter into swap contracts and any other commodity-linked derivative instruments including those linked to physical commodities. Additionally, the Portfolio indirectly may invest in commodities, including physical commodities, by investing in other investment companies and/or other investment vehicles that invest entirely or substantially in commodities and/or commodity-linked investments.

(8) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Portfolio covers such securities by earmarking and maintaining certain assets on the books and records of the Portfolio's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

JHF III will not take any of the following actions with respect to the Portfolio or as indicated:

(1)  Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.

(2) Invest for the purpose of exercising control over or management of any company.

(3) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

     Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

     For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) May pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Portfolio's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of JHF III has adopted the Policy Regarding Disclosure of Portfolio Holdings, see Appendix C of this SAI, to protect the interests of the shareholders of JHF III and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a fund's subadvisers, principal underwriter or affiliated persons of a fund's Adviser or principal underwriter. JHF III's general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a "need to know" basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF III applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.

JHF III currently posts the top 10 portfolio holdings for a fund on its Web site at www.jhfunds.com. The top 10 portfolio holdings are updated quarterly and are available 30 business days after the end of each quarter end. A fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of JHF III's fiscal year and on Form N-CSR on the second and fourth quarter ends of JHF III's fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund's portfolio holdings with their annual and semi-annual reports.

Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts or regulators with jurisdiction over JHF III and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF III's Chief Compliance Officer ("CCO") or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and
(c) whether such disclosure is in the best interest of the shareholders.

At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Charles River (holdings and securities details, daily); and DST (NAVs, daily).

The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF III. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO's report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.

When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF III, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF III's shareholders.

The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of JHF III, an open-end management investment company, is managed by its Trustees, including certain Trustees who are not "interested persons" of the Portfolio or JHF III (as defined by the 1940 Act) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Portfolio and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Portfolio are also officers or Directors of the Adviser, or officers and Directors of the principal distributor to the Portfolio, John Hancock Funds, LLC (the "Distributor").

Independent Trustees:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Number of
                                                                                                          Funds in
                                                                                                            Fund
                                                                                                           Complex
Name and                      Principal Occupation(s) and other                         Year of          Overseen by
Year of Birth                 Directorships during the Past Five Years                  Election (1)       Trustee
-----------------------------------------------------------------------------------------------------------------------
James F. Carlin               Director and Treasurer, Alpha Analytical Inc. (chemical   N/A               53
(1940)                        analysis) (since 1985); Part Owner and Treasurer,
                              Lawrence Carlin Insurance Agency, Inc. (since 1995);
                              Part Owner and Vice President, Mone Lawrence Carlin
                              Insurance Agency, Inc. (since 1996); Chairman and CEO,
                              Carlin Consolidated, Inc. (management/investments)
                              (since 1987);  Trustee, Massachusetts Health and
                              Education Tax Exempt Trust (since 1993); Director of
                              the following:  Uno Restaurant Corp. (until 2001);
                              Trustee of John Hancock Funds (since 2005).
-----------------------------------------------------------------------------------------------------------------------
Richard P.                    President and Chief Executive Officer, Brookline          N/A               53
Chapman, Jr.                  Bancorp, Inc. (lending) (since 1972); and Director,
(1935)                        Northeast Retirement Services, Inc. (retirement
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                              administration) (since 1998). Chairman, Northeastern
                              University Board of Trustees (since 2004); Trustee of
                              John Hancock (since 2005).
-----------------------------------------------------------------------------------------------------------------------
William H. Cunningham         Former Chancellor, University of Texas System and         2005              143
(1944)                        former President of the University of Texas, Austin,
                              Texas; Chairman and CEO, IBT Technologies (until
                              2001); Director of the following: John Hancock Funds
                              (since 2005), John Hancock Funds III (since 2005),
                              Hire.com (until 2004), STC Broadcasting, Inc. and
                              Sunrise Television Corp. (until 2001), Symtx, Inc.
                              (electronic manufacturing) (since 2001), Adorno/Rogers
                              Technology, Inc. (until 2004), Pinnacle Foods
                              Corporation (until 2003), rateGenius (until 2003),
                              Jefferson-Pilot Corporation (diversified life
                              insurance company) (until 2006), New Century Equity
                              Holdings (formerly Billing Concepts) (until 2001),
                              eCertain (until 2001), ClassMap.com (until 2001),
                              Agile Ventures (until 2001), AskRed.com (until 2001),
                              Southwest Airlines, Introgen, and Viasystems Group,
                              Inc. (electronic manufacturer (until 2003); Advisory
                              Director, Q Investments (until 2003); Advisory
                              Director, J.P. Morgan -Chase Bank (formerly Texas
                              Commerce Bank - Austin), LIN Television (since 2002),
                              WilTel Communications (until 2003) and Hayes Lemmerz
                              International, Inc. (diversified automotive parts
                              supply company) (since 2003).
-----------------------------------------------------------------------------------------------------------------------
Ronald R. Dion                Chairman and Chief Executive Officer, R. M. Bradley &     N/A               53
(1946)                        Co., Inc.; Chairman and Trustee of John Hancock Funds
                              (since 2005); Director, The New England Council and
                              Massachusetts Roundtable; Director, Boston Stock
                              Exchange; Trustee, North Shore Medical Center;
                              Director, BJ's Wholesale Club, Inc. and a corporator
                              of the Eastern Bank; Trustee, Emmanuel College;.
                              Director, Boston Municipal Research Bureau; Member of
                              the Advisory Board, Carroll Graduate School of
                              Management at Boston College.
-----------------------------------------------------------------------------------------------------------------------
Charles L. Ladner             Chairman and Trustee, Dunwoody Village, Inc.              2005              143
(1938)                        (retirement services) (until 2003); Senior Vice
                              President and Chief Financial Officer, UGI Corporation
                              (public utility holding company) (retired 1998); Vice
                              President and Director for AmeriGas, Inc. (retired
                              1998); Director, Parks and History Association (until
                              2007); Chairman (2004-2005) and Trustee (since 2005)
                              of John Hancock Funds.
-----------------------------------------------------------------------------------------------------------------------
John A. Moore                 President and Chief Executive Officer, Institute for      N/A               53
(1939)                        Evaluating Health Risks, (nonprofit institution) (until
                              2001). Senior Scientist, Sciences International
                              (health research) (until 2003); Principal, Hollyhouse
                              (consulting) (since 2000); Director, CIIT (nonprofit
                              research) (since 2002); Trustee of John Hancock Funds
                              (since 1996).
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson         Executive Director, Council for International Exchange    N/A               53
(1943)                        of Scholars and Vice President, Institute of
                              International Education (since 1998); Former President
                              of Wells College and St. Lawrence University;
                              Director, Niagara Mohawk Power Corporation (until
                              2003); Director, Ford Foundation, International
                              Fellowships Program (since 2002); Director, Lois Roth
                              Endowment (since 2002); Director, Council for
                              International Exchange (since 2003); Trustee of John
                              Hancock Funds (since 2005).
-----------------------------------------------------------------------------------------------------------------------
Steven R. Pruchansky          Chairman and Chief Executive Officer, Greenscapes of      N/A               53
(1944)                        Southwest Florida, Inc. (since 2000); Managing
                              Director, JonJames, LLC (real estate) (since 2001);
                              Trustee of John Hancock Funds (since 2005).
-----------------------------------------------------------------------------------------------------------------------

     (1) Because JHF III does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

Non-Independent Trustee

---------------------------------------------------------------------------------------------------------------
                          Trustee/                                                             Number of John
                          Officer                                                              Hancock  Funds
Name, Address             Since/Position(s)      Principal Occupation(s) and other             Overseen by
And Age                   Held with Fund         Directorships During Past 5 Years             Trustee
---------------------------------------------------------------------------------------------------------------
James R. Boyle (1)        Trustee                President, John Hancock Annuities;                  262
601 Congress Street       (since 2005)           Executive Vice President, John Hancock Life
Boston, MA  02210                                Insurance Company (since June, 2004);
Born:  1959                                      President U.S. Annuities; Senior Vice
                                                 President, The Manufacturers Life Insurance
                                                 Company (U.S.A) (prior to 2004).
---------------------------------------------------------------------------------------------------------------

     (1) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Principle Officers who are not Trustees

---------------------------------------------------------------------------------------------------------------
                          Trustee/                                                             Number of John
                          Officer                                                              Hancock  Funds
Name, Address             Since/Position(s)      Principal Occupation(s) and other             Overseen by
And Age                   Held with Fund         Directorships During Past 5 Years             Trustee
---------------------------------------------------------------------------------------------------------------
Keith Hartstein (3)       President              Senior Vice President, Manulife Financial          N/A
601 Congress Street       (since 2005)           Corporation (since 2004); Director,
Boston, MA  02210                                President and Chief Executive Officer, the
Born: 1956                                       Adviser, The Berkeley Group, John Hancock
                                                 Funds, LLC (since 2005); Director, MFC
                                                 Global Investment Management (U.S.), LLC
                                                 ("MFC Global (U.S.)") (since 2005);
                                                 Director, John Hancock Signature Services,
                                                 Inc. (since 2005); President and Chief
                                                 Executive
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                 Officer, John Hancock Investment
                                                 Management Services, LLC (since 2006);
                                                 President and Chief Executive Officer,
                                                 John Hancock Funds II, John Hancock Funds
                                                 III, and John Hancock Trust; Director,
                                                 Chairman and President, NM Capital
                                                 Management, Inc. (since 2005); Chairman,
                                                 Investment Company Institute Sales Force
                                                 Marketing Committee (since 2003);
                                                 Director, President and Chief Executive
                                                 Officer, MFC Global (U.S.) (2005-2006);
                                                 Executive Vice President, John Hancock
                                                 Funds, LLC (until 2005).
---------------------------------------------------------------------------------------------------------------
John Vrysen (3)           Chief Financial        Executive Vice President and Chief                 N/A
601 Congress Street       Officer                Financial Officer, John Hancock Funds,
Boston, MA  02210         (since 2005)           LLC, July 2005 to present;  Senior Vice
Born: 1955                                       President and General Manager, Fixed
                                                 Annuities, John Hancock Financial
                                                 Services, September 2004 to July 2005;
                                                 Executive Vice President, Operations,
                                                 Manulife Wood Logan, July 2000 to
                                                 September 2004.
---------------------------------------------------------------------------------------------------------------
Francis V. Knox, Jr.      Chief Compliance       Vice President and Chief Compliance                N/A
Born:  1947               Officer                Officer, John Hancock Investment
                          (Since 2005)           Management Services, LLC, the Adviser and
                                                 MFC Global (U.S.) (since 2005); Chief
                                                 Compliance Officer, John Hancock Funds,
                                                 John Hancock Funds II, John Hancock Funds
                                                 III and John Hancock Trust (since 2005);
                                                 Vice President and Assistant Treasurer,
                                                 Fidelity Group of Funds (until 2004); Vice
                                                 President and Ethics & Compliance Officer,
                                                 Fidelity Investments (until 2001).
---------------------------------------------------------------------------------------------------------------
Gordon Shone (3)          Treasurer              Treasurer, John Hancock Funds (since               N/A
601 Congress Street       (Since 2005)           2006); John Hancock Funds II, John Hancock
Boston, MA  02210                                Funds III and John Hancock Trust (since
Born: 1956                                       2005); Vice President and Chief Financial
                                                 Officer, John Hancock Trust (2003-2005);
                                                 Senior Vice President, John Hancock Life
                                                 Insurance Company (U.S.A.) (since 2001);
                                                 Vice President, John Hancock Investment
                                                 Management Services, Inc. and John Hancock
                                                 Advisers, LLC (since 2006), The
                                                 Manufacturers Life Insurance Company
                                                 (U.S.A.) (1998 to 2000).
---------------------------------------------------------------------------------------------------------------
Thomas M. Kinzler (3)     Secretary and Chief    Vice President and Counsel for John                N/A
601 Congress Street       Legal Officer          Hancock Life Insurance Company (U.S.A.)
Boston, MA  02110         (since 2006)           (since 2006); Secretary and Chief Legal
Born:  1955                                      Officer, John Hancock Funds, John Hancock
                                                 Funds II, John Hancock Funds III and John
                                                 Hancock Trust (since 2006); Vice President
                                                 and Associate General
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                 Counsel for Massachusetts Mutual Life
                                                 Insurance Company (1999-2006); Secretary and
                                                 Chief Legal Counsel for MML Series Investment
                                                 Fund (2000-2006); Secretary and Chief Legal
                                                 Counsel for MassMutual Institutional Funds
                                                 (2000-2004); Secretary and Chief Legal
                                                 Counsel for MassMutual Select Funds and
                                                 MassMutual Premier Funds (2004-2006).
---------------------------------------------------------------------------------------------------------------

(1) Because JHF III does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.
(2) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.
(3) Affiliated with the investment adviser.

At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Ladner are Audit Committee members); (ii) a Nominating and Governance Committee composed of all of the Independent Trustees;
(iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Messrs. Cunningham and McClellan are Compliance Committee members); and (iv) three Investment Committees, each composed solely of disinterested Trustees. The Audit Committee is responsible for the review of internal and external accounting and auditing procedures of the Trust and, among other things, the consideration and selection of independent accountants for the Trust, approval of all significant services proposed to be performed by its independent accountants and consideration of the possible effect of such services on the auditors' independence. The Nominating and Governance Committee is responsible for consideration and nomination of Independent Trustee candidates. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, MA 02210. The Compliance Committee reviews and makes recommendations to the full Board regarding certain compliance matters relating to the Trust. Each Investment Committee reviews investment matters relating to a particular group of Funds. For the period ended August 31, 2006, the Audit Committee, Compliance Committee and each of the Investment Committees held three meeting; the Nominating Committee held no meetings.

Compensation of Trustees and Officers

The following table provides information regarding the compensation paid by JHF III and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of JHF III for their services. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board chairman receives a $10,000 annual retainer. JHF III does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to JHF III pursuant to the Advisory Agreement described below and receives no compensation from JHF III. The other named officers receive no compensation from JHF III, and are compensated by the Adviser and/or affiliates for their services. The officers of JHF III may spend only a portion of their time on the affairs of JHF III.


                                    Compensation Table (1)

---------------------------------------------------------------------------------------------
Independent Trustees       Total Compensation from JHF III   Total Compensation from JHF III
                                                                and the John Hancock Fund
                                                                     Complex (2)(3)
---------------------------------------------------------------------------------------------
James F. Carlin                         $0.00                            $10,250
---------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.                 $0.00                            $11,000
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
William H. Cunningham                    $134                            $21,750
---------------------------------------------------------------------------------------------
Ronald R. Dion                          $0.00                            $80,250
---------------------------------------------------------------------------------------------
Charles L. Ladner                        $134                            $22,250
---------------------------------------------------------------------------------------------
John A. Moore                           $0.00                            $20,750
---------------------------------------------------------------------------------------------
Patti McGill Peterson                   $0.00                            $11,000
---------------------------------------------------------------------------------------------
Steven R. Pruchansky                    $0.00                            $20,250
---------------------------------------------------------------------------------------------

(1) Compensation received for services as Trustee or officer. JHF III does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF III does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2) Total compensation paid by the John Hancock Fund Complex includes all funds in the John Hancock family of funds. Information is as of October 31, 2006 for 252 funds of 31 trusts in the fund complex.

(3) As of October 31, 2006, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $160,687, Mr. Dion was $529,053, Mr. Ladner was $82,144, Ms. Peterson was $65,320 and Mr. Pruchansky was $117,039 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

Trustee Ownership of Shares of the Funds

JHF III commenced operations on June 12, 2006, and none of the Trustees of JHF III beneficially owned any shares of the Funds as of that date. The following table provides a dollar range indicating each Trustee's aggregate beneficial ownership of shares of all Funds in the John Hancock Fund Complex overseen by the Trustee as of October 1, 2006.

--------------------------------------------------------------------------------------------------------------
                                  Dollar Range of Equity Securities      Aggregate Dollar Range of Holdings
                                  owned in JHF III                       in Funds of the John Hancock Funds
Name of Trustee                                                          Complex Overseen by Trustee
--------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------
James F. Carlin                                    --                              $50,001-$100,000
--------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.                            --                             $100,001-$500,000
--------------------------------------------------------------------------------------------------------------
William H. Cunningham                              --                            $100,001-$500,000(1)
--------------------------------------------------------------------------------------------------------------
Ronald R. Dion                                     --                            $500,001-$1,000,000
--------------------------------------------------------------------------------------------------------------
Charles L. Ladner                                  --                              $50,001-$100,000
--------------------------------------------------------------------------------------------------------------
John A. Moore                                      --                             $100,001-$500,000
--------------------------------------------------------------------------------------------------------------
Patti McGill Peterson                              --                             $100,001-$500,000
--------------------------------------------------------------------------------------------------------------
Steven R. Pruchansky                               --                             $100,001-$500,000
--------------------------------------------------------------------------------------------------------------
Interested Trustee
--------------------------------------------------------------------------------------------------------------
James Boyle                                        --                                     --
--------------------------------------------------------------------------------------------------------------

(1) JHF III does not participate in the Plan. Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the Funds in the John Hancock Fund Complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, the "Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee" would be greater.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The Portfolio will commence operations on or following the date of this SAI and, therefore, the officers and Trustees of the Portfolio as a group beneficially owned no shares of any class of any Portfolio. No shareholders beneficially owned 5% or more of the outstanding shares of the Portfolio. However, as of December 29, 2006, the Adviser owns 40,000 shares for $400,547 of seed capital of the Portfolio.


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of the Adviser is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (the "Life Company") and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. MFC Global Investment Management (U.S.A.) Limited acts as the Portfolio's subadviser (the "Subadviser").

JHF III has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser administers the business and affairs of JHF III. The Adviser is responsible for performing or paying for various administrative services for JHF III, including providing at the Adviser's expense:

|_|  office space and all necessary office facilities and equipment, and

|_| individuals who are directors, officers or employees of Adviser to serve (if duly elected or appointed) as Trustees or President of the Acquiring Fund, without remuneration from or other cost to the Acquiring Fund.

The Adviser shall, at the Portfolio's expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to custodian, transfer agency or service agreements executed by the Portfolio. The Adviser shall also furnish to the Portfolio, at the Portfolio's expense, any personnel necessary for these functions.

The Adviser pays the cost of any advertising or sales literature relating solely to the Portfolio, the cost of printing and mailing Prospectuses to persons other than current shareholders of the Portfolio.

In addition to providing the services described above, the Adviser selects, contracts with, and compensates a subadviser to manage the investment and reinvestment of the assets of the Portfolio. The Adviser monitors the compliance of such subadviser with the investment objectives and related policies of the Portfolio, and reviews the performance of such subadvisers and reports periodically on such performance to the Portfolio's Board of Trustees.

The Portfolio bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Portfolio's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Portfolio (including an allocable portion of the cost of the Adviser's employees rendering such services to the Portfolio; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

The Trust will pay the Adviser, as full compensation for all services provided under the Advisory Agreement with respect to the Portfolio, the fee computed separately for such Fund at an annual rate as follows:


            Funds and Annual Percentage Rates of Aggregate Net Assets

The Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in JHF III or JHF II Funds ("Fund Assets") and (b) a fee on assets not invested in JHF III or JHF II Funds ("Other Assets").

The fee on Fund Assets is stated as an annual percentage of the current value of the net assets of the International Allocation Portfolio determined in accordance with the following schedule and that rate is applied to the Fund Assets of the International Allocation Portfolio.

                                                First            Excess over
                                                $500 million     $500 million
Net Assets of International Allocation
Portfolio invested in Fund Assets               0.050%           0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the International Allocation Portfolio, determined in accordance with the following schedule and that rate is applied to the Other Assets of the International Allocation Portfolio.

                                                First            Excess over
                                                $500 million     $500 million
Net Assets of International Allocation
Portfolio investment in Other Assets            0.500%           0.490%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

The Adviser has agreed contractually to waive advisory fees or reimburse Portfolio expenses to the extent that total Portfolio operating expenses exceed:

Fund                                         Class A       Class B        Class C        Class I
----
International Allocation Portfolio            0.63%         1.33%          1.33%          0.18%

Securities held by the Portfolio may also be held by other Funds or investment advisory clients for which the Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Portfolio or for other Funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective Funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreement.

Under the Advisory Agreement, the Portfolio may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Portfolio (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Duties of the Subadvisers. Under the terms of the current subadvisory agreements, including the sub-subadvisory agreement with the Deutsche Subadvisory Consulting Agreement, the subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of JHF III's Board of Trustees and the Adviser. (In the case of the Deutsche Subadvisory Consulting Agreement, the activities of the subadviser are also subject to the supervision of MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). The subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. The subadvisers implement such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of JHF III with respect to the implementation of such programs. (In the case of the Deutsche Subadvisory Consulting Agreement for the Portfolios, Deutsche does not purchase and sell securities but rather provides information and services to MFC Global (U.S.A.) to assist MFC Global (U.S.A.) in this process as noted below). Each subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.

The information and services Deutsche provides to MFC Global (U.S.A.) pursuant to the Subadvisory Consulting Agreement for the Portfolios are as follows:

     Deutsche will provide MFC Global (U.S.A.) the following information and services as may be requested by MFC Global (U.S.A.) from time to time:
          -calculate the probability that the subadvisers to the non-Portfolio outperform their performance benchmarks;
          -perform statistical performance analysis of historical manager returns for managers that MFC Global (U.S.A.) would like to include in its potential line up on a quarterly basis;
          -using Deutsche's proprietary optimization technology, Deutsche will seek to optimize the Portfolios investments consistent with the performance objective specified by the subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for the Portfolio, and any constraints that MFC Global (U.S.A.) may specify on allocations to non-Portfolio) on a quarterly basis; and

          -consult with MFC Global (U.S.A.) to explain proposed allocations on a quarterly basis and review past performance of the Portfolio provided that Deutsche is given information on the performance of the Portfolio and the actual allocations implemented.

DeAM Subadvisory Consulting Agreement for the Portfolio. The Portfolio's Prospectus refers to a subadvisory consulting agreement between MFC Global (U.S.A.) and DeAM for the provision of subadvisory consulting services to MFC Global (U.S.A.) in regards to the Portfolio. A portion of the subadvisory fee paid to MFC Global (U.S.A.) by the Adviser is paid by MFC Global (U.S.A.) to DeAM. The Portfolio does not incur any expenses in connection with DeAM's services other than the advisory fee.

Approval of Advisory and Subadvisory Agreements by The Board Of Trustees

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory agreements of the Portfolio is available in the annual report to shareholders for the period ended February 28, 2007.

Proxy Voting Policies

JHF III's proxy voting policies and procedures (the "Trust's Procedures") delegate to the Subadviser the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the Subadviser's proxy voting policies and procedures. A Subadviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Trust's Procedures and the proxy voting procedures of the Subadviser is set forth in Appendix B to this SAI.

It is possible that conflicts of interest could arise for a Subadviser when voting proxies. Such conflicts could arise, for example, when the Subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a Subadviser becomes aware of a material conflict of interest, the Trust's Procedures generally require the Subadviser to follow any conflicts procedures that may be included in the Subadvisers proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

     (a)  voting pursuant to the recommendation of a third party voting service;

     (b)  voting pursuant to pre-determined voting guidelines; or

     (c)  referring voting to a special compliance or oversight committee.

The specific conflicts procedures of the Subadviser are set forth in its proxy voting procedures included in Appendix B. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.

Although the Subadviser has a duty to vote all proxies on behalf of the portfolios it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the Subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. A subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC's website at http://www.sec.gov.

DISTRIBUTION CONTRACTS

The Trust has a Distribution Agreement with John Hancock Funds, LLC. Under the agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the Portfolio. Shares of each Portfolio are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Portfolio. The Distributor accepts orders for the purchase of the shares of the Portfolio that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of Portfolio shares, the Distributor and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C, , the Selling Firm receives compensation immediately but the Distributor is compensated on a deferred basis.

Because the Portfolio has not completed a full year of operations as of the date of this SAI, no information regarding underwriting commissions is included.

The Portfolio's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares shares of the Portfolio's average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the Portfolio's average daily net assets attributable to each class of shares. The distribution fees will be used to compensate the Distributor for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of the Distributor) engaged in the sale of Portfolio shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Portfolio shares. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.

The Portfolio pays, and will continue to pay, a management fee to John Hancock Investment Management Services, LLC pursuant to the advisory agreement between the Portfolio and the Adviser. The Adviser may use its management fee revenue, as well as its past profits or its other resources from any other source, to make payments with respect to any expenses incurred in connection with the distribution of shares. To the extent that the payment of management fees by the Portfolio to the Adviser should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the meaning of Rule 12b-1, then such payment shall be deemed to be authorized by the appropriate 12b-1 Plan.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, the Distributor provides the Portfolio with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as each Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Portfolio's outstanding shares of the applicable class upon 60 days' written notice to the Distributor. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Portfolio which has voting rights with respect to that Plan. Each Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Portfolio. The holders of Class A, Class B, Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Portfolio.

Class I shares of the Portfolio are not subject to any distribution plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class I shares will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the Plan for any other class of shares.

Amounts paid to the Distributor by any class of shares of the Portfolio will not be used to pay the expenses incurred with respect to any other class of shares of the Portfolio; provided, however, that expenses attributable to the Portfolio as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Portfolio may participate in joint distribution activities with other Portfolio and the costs of those activities will be borne by the Portfolio in proportion to the relative NAV of the participating Fund.


SALES COMPENSATION

As part of its business strategy, the Funds, along with the Distributor, pays compensation to Selling Firms that sell the Funds' shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The primary sources of Selling Firm compensation payments for sales of shares of the Funds are (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a Fund's assets and (2), in the case of Class A, Class B and Class C shares, sales charges paid by investors. The sales charges and the 12b-1 fees are detailed in the Prospectuses and under "Distribution Agreements" in this SAI. For Class NAV shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.

Initial compensation. Whenever you make an investment in Class A, Class B or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described on the "First Year Broker or Other Selling Firm Compensation" table. The Selling Firm also receives the first year's 12b-1 service fee at that time.

Annual Compensation. For Class A, Class B and Class C shares of a Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Many firms that sell shares of the Funds receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to promote the sale of the Funds' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor's promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.

As of June 30, 2006, the following member firms of the National Association of Securities Dealers, Inc. ("NASD") have arrangements in effect with the Distributor pursuant to which the firm is entitled to a revenue sharing payment:

1st Global Capital Corp.
A. G.  Edwards & Sons, Inc.
AIG Financial Advisors, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC
Berthel, Fisher & Company Financial Services, Inc.
BNY Investment Center Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
CUSO Financial Services, L.P.
Ferris, Baker, Watts Incorporated
First Tennessee Brokerage, Inc.
H.D. Vest Investment Services
ING Financial Partners, Inc.
Investacorp, Inc.
Janney Montgomery Scott LLC
J.J.B. Hilliard, W. L. Lyons, Inc.
Lincoln Financial Advisors Corporation
Linsco/Private Ledger Corp.
Merrill, Lynch, Pierce, Fenner, & Smith Incorporated
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
National Planning Corporation
Oppenheimer & Co., Inc.
Piper Jaffray & Co.
Raymond James & Associates, Inc.
RBC Dain Rauscher Inc.
Securities America, Inc.
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
UVEST Financial Services, Inc.
Wachovia Securities, LLC
Wells Fargo Investments, LLC

The Distributor also has arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. The Distributor hopes to benefit from revenue sharing by increasing the Funds' net assets, which, as well as benefiting the Funds, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The revenue sharing payments the Distributor makes may be calculated on sales of shares of Funds ("Sales-Based Payments"). Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial intermediary ("Asset-Based Payments"). Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Funds do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual Fund trading systems, or one-time payments for ancillary services such as setting up Funds on a firm's mutual fund trading system.

Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Funds. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by Federal or state laws or any self-regulatory agency, such as the NASD. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor's guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Funds. If a firm provides these services, the Adviser or the Funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Funds.


                              First Year Broker or Other Selling Firm Compensation

                                     Investor pays
                                     sales charge      Selling Firm       Selling Firm
                                     (% of offering    receives           receives 12b-1    Total Selling Firm
Class A investments                  price)            commission (1)     service fee (2)   compensation (3)(4)
-------------------                  ------            --------------     ---------------   -------------------
Up to $49,999                        5.00%             4.01%              0.25%             4.25%
$50,000 - $99,999                    4.50%             3.51%              0.25%             3.75%
$100,000 - $249,999                  3.50%             2.61%              0.25%             2.85%
$250,000 - $499,999                  2.50%             1.86%              0.25%             2.10%
$500,000 - $999,999                  2.00%             1.36%              0.25%             1.60%

Investments of Class A shares of
$1 million or more (5)

First $1M - $4,999,999               --                0.75%              0.25%             1.00%
Next $1 - $5M above that             --                0.25%              0.25%             0.50%
Next $1 or more above that           --                0.00%              0.25%             0.25%

Class B investments

All amounts                          --                3.75%              0.25%             4.00%

Class C investments

All amounts                          --                0.75%              0.25%             1.00%

Class I investments

All amounts                          --                0.00%              0.00%             0.00%(6)

(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Quarterly payments are made in arrears.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4)Underwriter retains the balance.

(5) See "Initial Sales Charge on Class A Shares" for a discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(6) The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Portfolio. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by the Distributor may be used to pay Selling Firm commissions when there is no initial sales charge.


NET ASSET VALUE

For purposes of calculating the NAV of a Portfolio's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Portfolio's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by the Portfolio are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by the Portfolio are priced as of their close of trading (generally 4:15 p.m. Eastern Time).

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Portfolio are restricted as to resale, the fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Portfolio's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Portfolio has adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Portfolio to a significant extent. In addition, securities held by the Portfolio may be traded in foreign markets that are open for business on days that the Portfolio is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Portfolio.

The NAV for each class of the Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Portfolio's NAV is not calculated. Consequently, the Portfolio's portfolio securities may trade and the NAV of the Portfolio's redeemable securities may be significantly affected on days when a shareholder has no access to the Portfolio.


INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Portfolio are offered at a price equal to their NAV plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The Portfolio no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Portfolio's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Portfolio's best interest.

The sales charges applicable to purchases of Class A shares of the Portfolio are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of Portfolio, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C or Class I shares of the John Hancock mutual funds owned by the investor (see "Combination Privilege" and "Accumulation Privilege" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privilege" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of the Portfolio shares in fee-based investment products or services made available to their clients.

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

o Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

o    Retirement plans investing through the PruSolutionssm program .

o Participants in certain 529 Plans that have a signed agreement with John Hancock funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Portfolio account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested                     CDSC Rate
First $1 to $4,999,999              1.00%
Next $1 to $5M above that           0.50%
Next $1 or more above that          0.25%

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.


Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and
(c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R1 shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the Portfolio in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Portfolio offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Portfolio as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Portfolio to sell, any additional Class A shares and may be terminated at any time.


DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at NAV per share without the imposition of an initial sales charge so that the Portfolio will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the

Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Portfolio account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's NAV per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

     o Proceeds of 50 shares redeemed at $12 per shares (50 x 12)                    $ 600.00
     o *Minus Appreciation ($12 - $10) x 100 shares                                   (200.00)
     o Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)        (120.00)
                                                                                      -------
     o Amount subject to CDSC                                                        $ 280.00

     *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Portfolio in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Portfolio to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

-Redemptions made pursuant to the Portfolio's right to liquidate your account if you own shares worth less than $1,000.

-Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

-Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

-Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

-Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

-Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

-Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

-Redemptions of Class A shares by retirement plans that invested through the PruSolutions(sm) program.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

-Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Portfolio IRA assets only.)

-Returns of excess contributions made to these plans.

-Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see matrix for some examples.

---------------------------------------------------------------------------------------------------------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
---------------------------------------------------------------------------------------------------------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
---------------------------------------------------------------------------------------------------------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*or  payments
                                                                             12% of account
                                                                             value annually
                                                                             in periodic
                                                                             payments.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Between 59 1/2 and      Waived            Waived            Waived           Waived for Life   12% of account
70 1/2                                                                       Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
---------------------------------------------------------------------------------------------------------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
---------------------------------------------------------------------------------------------------------------
Loans                   Waived            Waived            N/A              N/A               N/A
---------------------------------------------------------------------------------------------------------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
---------------------------------------------------------------------------------------------------------------
Hardships               Waived            Waived            Waived           N/A               N/A
---------------------------------------------------------------------------------------------------------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
---------------------------------------------------------------------------------------------------------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
---------------------------------------------------------------------------------------------------------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
---------------------------------------------------------------------------------------------------------------

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.


SPECIAL REDEMPTIONS

Although it would not normally do so, the Portfolio has the right to pay the redemption price of shares of the Portfolio in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV.


ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Portfolio permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I shares for Class I shares of other John Hancock funds, shares of any John Hancock institutional fund, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of John Hancock Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be to another Class I or institutional fund.

Exchanges between Funds are based on their respective NAV s. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Portfolio to a non-John Hancock investment, the one-year CDSC applies.

The Portfolio reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Portfolio for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAXES".

Systematic Withdrawal Plan. The Portfolio permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Portfolio shares. Since the redemption price of Portfolio shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Portfolio at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Portfolio could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Portfolio reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Portfolio shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds back into the same share class of the same John Hancock fund and account from which it was removed, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge in Class A shares of the Portfolio or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

The Portfolio may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Portfolio shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Portfolio shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at NAV).


PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Portfolio may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Portfolio will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Portfolio for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Portfolio for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Portfolio shares. This fee is paid by the Adviser, the Portfolio and/or the Distributor (the Portfolio's principal distributor).


DESCRIPTION OF FUND SHARES

The Trustees of the Trust are responsible for the management and supervision of the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Portfolio without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of eleven series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Portfolio, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Portfolio represent an equal proportionate interest in the aggregate net assets attributable to that class of the Portfolio. Holders of each Class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Portfolio may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Portfolio, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that
(i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Portfolio available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Portfolio has no intention of holding annual meetings of shareholders. Portfolio shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Portfolio. The Declaration of Trust also provides for indemnification out of the Portfolio's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Portfolio included in the Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Portfolio itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Portfolio reserves the right to reject any application which conflicts with the Portfolio's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Portfolio to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Portfolio generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.

TAXES

Tax Status and Taxation of the Portfolio

The Portfolio is treated as a separate taxable entity for federal income tax purposes. The Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Portfolio must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income from qualified publicly traded partnerships (as defined below);

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Portfolio's investments in loan participations, the Portfolio shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If the Portfolio qualifies as a regulated investment company for purposes of Subchapter M of the Code, the Portfolio will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).

If the Portfolio were to fail to distribute in a calendar year substantially all (i.e. at least 98%) of its ordinary income for such year and substantially all (i.e. at least 98%) of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted so to elect and so elects), plus any retained amount from the prior year, such Portfolio would be subject to a 4% excise tax on the undistributed amounts. The Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although the Portfolio reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Portfolio to be de minimis).

Taxation of Portfolio Distributions and Sales of Fund Shares

The sale, exchange, or redemption of Portfolio shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in the Portfolio, a partial redemption of Portfolio shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder may have owned shares in the Portfolio. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than 12 months and that are properly designated by the Portfolio as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Portfolio owned for 12 months or less will be taxable to shareholders as ordinary income. The Portfolio may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Portfolio shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Portfolio's shares. A dividend will not be treated as qualified dividend income (at either the Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of being able to deduct investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by the Portfolio as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Portfolio's shares. In any event, if the qualified dividend income received by the Portfolio during any taxable year is 95% or more of its gross income, then 100% of the Portfolio's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other shares of the same Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Portfolio pursuant to a reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

A distribution paid to shareholders by the Portfolio in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If the Portfolio makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the Portfolio's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Portfolio's NAV reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to the Portfolio's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by the Portfolio from REITs will not qualify for the corporate dividends-received deduction. The Portfolio's investments in REIT equity securities may require such Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Portfolio's investments in REIT equity securities may at other times result in the Portfolio's receipt of cash in excess of the REIT's earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."

Under current law, the Portfolio serves to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Portfolio if either: (1) the Portfolio invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code
Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Portfolio may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Portfolio as an investment through such plans.

Backup Withholding

The Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Portfolio with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Portfolio that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

Withholding on Distributions to Foreign Investors

Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by the Portfolio to a foreign shareholder, and any gain realized upon the sale of Portfolio shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Portfolio at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008, the Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder
(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Portfolio (the "interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Portfolio (the "short-term capital gain dividends").

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from the Portfolio that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Portfolio or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Portfolio beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Portfolio is a U.S. real property holding corporation (as described above) the Portfolio's shares will nevertheless not constitute USRPIs if the Portfolio is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in the Portfolio should consult their tax advisors with respect to the potential application of the 2004 Act.

Foreign Taxes

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains which will decrease the Portfolio's yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of non-U.S. shareholders in the Portfolio, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.

If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Portfolio may make an election that allows shareholders whose income from the Portfolio is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Portfolio would be treated as additional income to Portfolio shareholders from non-U.S. sources and as foreign taxes paid by Portfolio shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Portfolio and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Portfolio is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Portfolio, and may be disadvantaged as a result of the election described in this paragraph.

Tax Implications of Certain Investments

The Portfolio's investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, the Portfolio may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Portfolio level.

The Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Portfolio's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.

The Portfolio's investments in certain passive foreign investment companies ("PFICs") could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, if the Portfolio is in a position to treat such a passive foreign investment company as a "qualified electing fund," the Portfolio will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, the Portfolio may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return. The Portfolio that indirectly invests in PFICs by virtue of the Portfolio's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Loss of Regulated Investment Company Status

The Portfolio may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Portfolio were to not qualify for taxation as a regulated investment company for any taxable year, the Portfolio's income would be taxed at the Portfolio level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as

"qualified dividend income" in the case of shareholders taxed as individuals and
(ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Portfolio may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of the Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.


BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Portfolio's trading practices and investments are reviewed periodically by the Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers of the Adviser and Trustees of the Trust who are interested persons of the Portfolio.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Portfolio's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, the Portfolio's trades may be executed by dealers that also sell shares of John Hancock funds; however the Adviser does not consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions. To the extent consistent with the foregoing, the Portfolio will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include, to a lesser extent the availability and value of research information and statistical assistance furnished to the Adviser of the Portfolio. The Adviser has implemented policies and procedures (approved by the Portfolio's Board of Trustees) reasonably designed to ensure that the Portfolio's selection of the broker-dealer is not influenced by considerations about the sales of Portfolio shares.

Where research is available for cash payments, the Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio may pay to a broker which provides brokerage and research services to the Portfolio an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "broker and research service" includes research services received from broker-dealers which supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Portfolio is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Portfolio. The Portfolio will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Portfolio or the Adviser's other clients.

While the Adviser will be primarily responsible for its allocation of the Portfolio's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Portfolio may execute portfolio transactions with or through the brokers affiliated with the Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Portfolio on exchange transactions, subject, however, to the general policy of the Portfolio set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those that the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Portfolio would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Portfolio as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Portfolio, the Adviser or the Affiliated Broker. Because the Adviser that is affiliated with the Affiliated Broker, has, as an investment adviser to the Portfolio, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

One of the Adviser's indirect parents, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer ("Signator" or an "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, was the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) ("JH Distributors" or "Affiliated Broker").

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Portfolio. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Portfolio. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Portfolio with those to be sold or purchased for other clients managed by it in order to obtain best execution.


TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Portfolio. The Portfolio pays Signature Services monthly a fee which is based on an annual rate of

$16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account and $16.00 for each Class R1 shareholder account. The Portfolio also pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B, C and I shares. For Class A, B, C and I shares, the Portfolio also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative NAVs. For shares held of record in omnibus or group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Portfolio. For such shareholders, Signature Services does not charge its account fee. In addition, Signature Services agrees to cap transfer agent expenses for all funds through December 31, 2006 for JHF III at twenty basis points except for International Core Fund, International Growth Fund and Global Fund which will be capped at thirty basis points.


CUSTODY OF PORTFOLIO

Portfolio securities of the Portfolio are held pursuant to a custodian agreement between the Portfolio and State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, Boston, Massachusetts 02111. Under the custodian agreement, State Street is performing custody, Foreign Custody Manager and fund accounting services.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Portfolio is PricewaterhouseCoopers LLP at 125 High Street, Boston, MA 02110. PricewaterhouseCoopers LLP audits and renders an opinion on the Portfolio's annual financial statements and reviews the Portfolio's annual Federal income tax return.

Appendix A

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-i by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-i+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-i. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-i is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-i (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-i rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short- term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

Corporate Debt Ratings

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                     -A-1-

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

          1.   An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

          3. There is lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed in which case the rating is not published in Moody's publications.

                                     -A-2-

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal and B1.

                                     -A-3-

APPENDIX B
                                                                 August 23, 2005

                              John Hancock Funds II
                             John Hancock Funds III
                      Proxy Voting Policies and Procedures


                               Table of Contents

I.   Delegation of Proxy Voting to Subadvisers
     A.   Delegation
     B.   Proxy Voting Policies and Procedures
     C.   Underlying Funds

II.  Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures
     A. Disclosure of Procedures in the Statement of Additional Information of the Trust
     B.   Disclosure in Annual and Semi-Annual Report
     C.   Filing of Proxy Voting Record on Form N-PX

IV.  Annual Approval of Proxy Voting Policies and Procedures

                                      * * *

                                     -B-1-

I.   Delegation of Proxy Voting to Subadvisers

     A.   Delegation

          The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

     B.   Proxy Voting Procedures

          Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

     C.   Underlying Funds

          With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II.  Material Conflicts of Interest

If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.
If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

     A. Disclosure of Policies and Procedures in the Statement of Additional Information

          The Trusts shall disclose in their Statements of Additional Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

     B.   Disclosure in Annual and Semi-Annual Report

                                     -B-2-

          The Trusts shall disclose in their annual and semi-annual shareholder reports that:

          a) a description of the Trusts' proxy voting policies and procedures and
          b) the Trusts' proxy voting record for the most recent 12 month period ending June 30th, are available:
               1.   on the SEC's website, and
               2. without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

     C.   Filing of Proxy Voting Record on Form N-PX

          The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV.  Annual Approval of Proxy Voting Procedures

The Trusts' proxy voting policies and procedures shall be re-approved by the Trusts' Boards of Trustees at least annually.

                                     -B-3-

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

PROXY VOTING POLICY


ISSUED: AUGUST 2003

MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM (USA)") manages money on behalf of, or provides investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act"), and any other law which governs the exercise of voting rights by an investment adviser.

         A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.


Fiduciary Duty Guideline Requirements

When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.


Our Policy

          A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committees" and "Proxy Services" below.

          When voting proxies, the following standards apply:

     o The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

                                     -B-4-

     o Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See "Proxy Committees" below.

     o Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.

     o The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

     o As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

          MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.

          Proxy Services

Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.

MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS's research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

Proxy Committees

From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.

One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee's deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.


                              Conflicts Procedures

     MFC-GIM (USA) is required to monitor and resolve possible material conflicts ("Conflicts") between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The

                                     -B-5-

Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

     Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

     In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

     The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

     Documentation and Client Notification Requirements

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as

     (i)    proxy voting procedures and policies, and all amendments thereto;

     (ii)   all proxy statements received regarding client securities;

     (iii)  a record of all votes cast on behalf of clients;

     (iv)   records of all client requests for proxy voting information;

     (v) any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

     (vi) all records relating to communications with clients regarding conflicts of interest in voting; and

     (vii)  any other material required by law to be kept from time to time.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

                                     -B-6-

APPENDIX C
                                                                     August 2005

                              John Hancock Funds II
                             John Hancock Funds III

                Policy Regarding Disclosure of Portfolio Holdings

It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1.  Rating Organizations

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2.  Vestek (Thompson Financial)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3.  Proxy Voting Services

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.
..
4.  Computer Software

                                     -C-1-

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5.  Courts and Regulators

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

6.  Institutional Traders

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

7.  Other Persons

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

Resolution of Conflicts of Interest

If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the

                                     -C-2-
interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

Posting of Trust Portfolio Holdings on a Website

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

     1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);
     2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and
     3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

Changes to Policy

Any material changes to this policy must be approved by the Trusts' Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to the Trusts' Adviser and Subadvisers

This policy shall apply to the Trusts' Adviser and each of its subadvisers.

                                     -C-3-

         Appendix A to Policy Regarding Disclosure of Portfolio Holdings

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.

III. Employees* of the Trusts' custodian who provide services to either of the Trust.

IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trust.

*Includes temporary employees

                                     -C-4-

Appendix D

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                                 ("MFC GLOBAL")

                       International Allocation Portfolio

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of August 31, 2006):
None

OTHER MANAGED ACCOUNTS (As of August 31, 2006)

                         Total
                       Registered    Assets        Pooled         Assets                         Assets
                       Investment    Managed     Investment      Managed                         Managed
   Trust                Company      ($ US        Vehicle        ($ US            Other          ($ US
  Manager               Accounts     millions)   Accounts       millions)        Accounts       millions)
  -------               --------     ---------   --------       ---------        --------       ---------
Steve Orlich               11        $37650.2       -              -                            $37650.2


POTENTIAL CONFLICTS OF INTEREST

While funds managed by each of the portfolio managers may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.


DESCRIPTION OF COMPENSATION STRUCTURE

MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

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